As Filed with the Securities and Exchange Commission on April 26, 2004
                                                  Registration Nos. 333 - 25663
                                                                    811 - 08178
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ]  Pre-Effective Amendment No.
                      [x]  Post Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              [x] Amendment No. 10

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's Telephone Number, Including Area Code        (405) 523-2000

Stephen P. Garrett                             Copies to:
Senior Vice President
Law and Government Affairs                     Jennifer Wheeler, Esq.
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of the
                                              Registration Statement

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [x] on May 1, 2004 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:      Individual variable annuity contracts
--------------------------------------------------------------------------------

                                           AFAdvantage Variable Annuity(R)

                                                      from

                                           [Logo] American Fidelity
                                                  Assurance Company

                                      A member of the American Fidelity Group(R)


                                                 May 1, 2004

================================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2004

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 19 investment options in the annuity -- the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.(R)            Dreyfus Investment Portfolios
American Century(R) Variable Portfolios                        Technology Growth Portfolio
      VP Balanced Fund                                   Federated Insurance Series
      VP Capital Appreciation Fund                             Federated Fund For U.S. Government
      VP Income & Growth Fund                                   Securities II
      VP Ultra(R)Fund                                          Federated Capital Appreciation Fund II
      VP International Fund                              Merrill Lynch Variable Series Funds, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.             Basic Value V. I. Fund
The Dreyfus Stock Index Fund, Inc.                             Small Cap Value V. I. Fund
Dreyfus Variable Investment Fund                         Neuberger Berman Advisers Management Trust
      Growth and Income Portfolio                              AMT Balanced Portfolio
      Small Company Stock Portfolio                            AMT Growth Portfolio
      International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2004 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a Variable Annuity Option.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 18 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 18 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, H.R. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

     You, Your: Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                        Page
                                                                        ----
Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information............................................9
The AFAdvantage Variable Annuity(R).......................................11
How to Purchase an AFAdvantage Variable Annuity(R)Policy..................12
Receiving Payments from the Annuity.......................................13
Investment Options........................................................16
Expenses..................................................................18
Withdrawals...............................................................20
Loans.....................................................................21
Death Benefit.............................................................21
Taxes.....................................................................23
Other Information.........................................................26
Table of Contents of the Statement of Additional Information..............27

                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59-1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

   American Fidelity Dual Strategy Fund, Inc.(R)
   American Century Variable Portfolios - VP Balanced Fund
   American Century Variable Portfolios - VP Capital Appreciation Fund
   American Century Variable Portfolios - VP Income & Growth Fund
   American Century Variable Portfolios - VP Ultra Fund
   American Century Variable Portfolios - VP International Fund
   The Dreyfus Socially Responsible Growth Fund, Inc.
   The Dreyfus Stock Index Fund, Inc.
   Dreyfus Variable Investment Fund - Growth and Income Portfolio
   Dreyfus Variable Investment Fund - Small Company Stock Portfolio
   Dreyfus Variable Investment Fund - International Value Portfolio
   Dreyfus Investment Portfolios - Technology Growth Portfolio
   Federated Insurance Series - Federated Fund For U.S. Government Securities II Federated Insurance Series - Federated Capital Appreciation Fund II
   Merrill Lynch Variable Series Funds, Inc. - Basic Value V. I. Fund
   Merrill Lynch Variable Series Funds, Inc. - Small Cap Value V. I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio
   Neuberger Berman Advisers Management Trust - AMT Growth Portfolio

     At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 16 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59-1/2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 19 and 20.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

     American Fidelity Assurance Company
     Annuity Services Department
     P.O. Box 25520
     Oklahoma City, Oklahoma  73125-0520
     Telephone: (800) 662-1106
     E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy, surrender the policy or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

                  Policy                                     Withdrawal
                   Year                                        Charge
                   ----                                        ------
                    1......................................      8%
                    2......................................      7%
                    3......................................      6%
                    4......................................      5%
                    5......................................      4%
                    6......................................      3%
                    7......................................      2%
                    8......................................      1%
                    9+.....................................      0%

Transfer Fee  There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee      5%(1)

---------------

(1)  We charge an interest rate of 5%.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(1)                                    Current      Maximum
                                                        Fee          Fee
                                                        ---          ---

Policy Maintenance Fee (per policy per year) .........  $30          $36


Separate Account Annual Expenses (as a percentage
  of average account value)                           Current      Maximum
                                                        Fee          Fee
                                                        ---          ---
Mortality and Expense Risk Charge..................... 1.25%        1.25%
Account Fees and Expenses
   Administrative Charge.............................. 0.15%        0.25%
   Distribution Expense Charge........................ 0.10%        0.25%
Total Separate Account Annual Expenses................ 1.50%        1.75%

---------------

(1) We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses                       MINIMUM    MAXIMUM
(expenses that are deducted from portfolio assets, including
management fees, 12b-1 fees and other expenses)                  0.50%      3.12%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. (R)
         Management Fees                                      0.50%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.50%

American Century(R) Variable Portfolios (1)

VP Balanced Fund (2)
         Management Fees                                      0.90%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.90%

VP Capital Appreciation Fund
         Management Fees                                      1.00%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            1.00%

VP Income & Growth Fund
         Management Fees                                      0.70%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.70%

VP Ultra(R) Fund (2)
         Management Fees                                      1.00%
         Other Expenses                                       0.01%
         Total Annual Portfolio Operating Expenses            1.01%

VP International Fund (2)
         Management Fees                                      1.33%
         Other Expenses                                       0.01%
         Total Annual Portfolio Operating Expenses            1.34%

The Dreyfus Socially Responsible Growth Fund, Inc. (3)
         Management Fees                                      0.75%
         Other Expenses                                       0.09%
         Total Annual Portfolio Operating Expenses            0.84%

The Dreyfus Stock Index Fund, Inc.(3)
         Management Fees                                      0.25%
         Other Expenses                                       0.02%
         Total Annual Portfolio Operating Expenses            0.27%

Dreyfus Variable Investment Fund (3)

Growth and Income Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.82%

Small Company Stock Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.37%
         Total Annual Portfolio Operating Expenses            1.12%

International Value Portfolio (4)
         Management Fees                                      1.00%
         Other Expenses                                       0.48%
         Total Annual Portfolio Operating Expenses            1.48%
         Fee Waiver and/or Reimbursement                     (0.08%)
         Net Operating Expenses                               1.40%

Dreyfus Investment Portfolios (3)

Technology Growth Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.13%
         Total Annual Portfolio Operating Expenses            0.88%

Federated Insurance Series

Federated Fund For U.S. Government Securities II (5a-b)
         Management Fees                                      0.60%
         Other Expenses                                       0.12%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            0.97%

Federated Capital Appreciation Fund II (6a-f)
         Management Fees                                      0.85%
         Other Expenses                                       1.77%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            3.12%

Merrill Lynch Variable Series Funds, Inc. (7)(8)

Basic Value V.I. Fund
         Management Fees                                      0.60%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.67%

Small Cap Value V.I. Fund
         Management Fees                                      0.75%
         Other Expenses                                       0.09%
         Total Annual Portfolio Operating Expenses            0.84%

Neuberger Berman Advisers Management Trust (9)

AMT Balanced Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.27%
         Total Annual Portfolio Operating Expenses            1.12%

AMT Growth Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.09%
         Total Annual Portfolio Operating Expenses            0.94%

---------------

(1)  American Century(R) Variable Portfolios - Class I Shares.

(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.

(4) The Dreyfus Corporation has undertaken, until December 31, 2004, to waive receipt of its fees and/or expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.40%.

(5)  Federated Fund for U.S. Government Securities II.

     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

          o    Total Waivers of Fund Expenses  . . . . . . . . . . . . . . 0.25%

          o    Total Actual Annual Fund Operating Expenses (after waiver). 0.72%

     (b) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

(6)  Federated Capital Appreciation Fund II - Primary Shares.

     (a) Although not contractually obligated to do so, the advisor, administrator, distributor and shareholder services provider expect to waive and reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending December 31, 2004.

          o    Total Waiver and Reimbursement of Fund Expenses . . . . . . 2.10%

          o    Total Actual Annual Fund Operating Expenses (after
                 waivers and reimbursements) . . . . . . . . . . . . . . . 1.02%

     (b) The adviser expects to voluntarily waive the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending December 31, 2004.

     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2004.

     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

     (e) The advisor and administrator expect to voluntarily reimburse and waive certain operating expenses of the Fund. The adviser and administrator can terminate this anticipated voluntary reimbursement and waiver at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary reimbursement and waiver) are expected to be 1.02% for the fiscal year ending December 31, 2004.

     (f) The Actual Annual Fund Operating Expenses (after waivers and reimbursement) were 0.99% for the fiscal year ended December 31, 2003.

(7)  Merrill Lynch Variable Series Fund's, Inc. - Class I Shares.

(8) Merrill Lynch Investment Managers, Inc. ("MLIM") and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement for Class I and Class II Shares, which limits certain operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class II Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Funds by MLIM which, in turn, will be reimbursed by MLLA.

(9)  Neuberger Berman AMT Portfolios - Class I Shares

Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

                                                                                 Time Periods
                                                                                 ------------
                                                                 1 Year      3 Years       5 Years        10 Years
                                                                 ------      -------       -------        --------
American Fidelity Dual Strategy Fund, Inc(R).................(a)  1,032.90    1,300.13     1,630.34       2,587.90
                                                             (b)    232.90      714.80     1,219.25       2,587.90

American Century(R)Variable Portfolios
  VP Balanced Fund...........................................(a)  1,072.99    1,413.54     1,822.93       2,988.46
                                                             (b)    272.99      835.22     1,420.02       2,988.46
  VP Capital Appreciation Fund...............................(a)  1,082.99    1,441.68     1,870.45       3,085.89
                                                             (b)    282.99      865.09     1,469.56       3,085.89
  VP Income & Growth Fund....................................(a)  1,052.97    1,357.01     1,727.14       2,790.38
                                                             (b)    252.97      775.20     1,320.16       2,790.38
  VP Ultra(R)Fund............................................(a)  1,083.99    1,444.49     1,875.18       3,095.57
                                                             (b)    283.99      868.07     1,474.50       3,095.57
  VP International Fund......................................(a)  1,116.91    1,536.69     2,030.17       3,409.22
                                                             (b)    316.91      965.97     1,636.08       3,409.22

The Dreyfus Socially Responsible Growth Fund, Inc............(a)  1,066.99    1,396.62     1,794.29       2,929.50
                                                             (b)    266.99      817.25     1,390.17       2,929.50

The Dreyfus Stock Index Fund, Inc............................(a)  1,009.77    1,234.29     1,517.76       2,349.50
                                                             (b)    209.77      644.89     1,101.89       2,349.50

Dreyfus Variable Investment Fund
  Growth and Income Portfolio................................(a)  1,064.99    1,390.97     1,784.73       2,909.75
                                                             (b)    264.99      811.25     1,380.20       2,909.75
  Small Company Stock Portfolio..............................(a)  1,094.97    1,475.33     1,927.14       3,201.39
                                                             (b)    294.97      900.82     1,528.67       3,201.39
  International Value Portfolio..............................(a)  1,130.84    1,575.53     2,095.11       3,538.88
                                                             (b)    330.84    1,007.21     1,703.79       3,538.88

Dreyfus Investment Portfolios
  Technology Growth Portfolio................................(a)  1,070.99    1,407.91     1,813.39       2,968.85
                                                             (b)    270.99      829.33     1,410.08       2,968.85

Federated Insurance Series
  Federated Fund For U.S. Government Securities II...........(a)  1,079.99    1,433.25     1,856.22       3,056.77
                                                             (b)    279.99      856.14     1,454.73       3,056.77
  Federated Capital Appreciation Fund II.....................(a)  1,292.60    2,018.18     2,821.42       4,917.38
                                                             (b)    492.60    1,477.22     2,461.08       4,917.38

Merrill Lynch Variable Series Funds, Inc.
  Basic Value V. I. Fund.....................................(a)  1,049.96    1,348.50     1,712.68       2,760.29
                                                             (b)    249.96      766.16     1,305.09       2,760.29
  Small Cap Value V. I. Fund.................................(a)  1,066.99    1,396.62     1,794.29       2,929.50
                                                             (b)    266.99      817.25     1,390.17       2,929.50

Neuberger Berman Advisers Management Trust
  AMT Balanced Portfolio.....................................(a)  1,094.97    1,475.33     1,927.14       3,201.39
                                                             (b)    294.97      900.82     1,528.67       3,201.39
  AMT Growth Portfolio.......................................(a)  1,076.99    1,424.81     1,841.96       3,027.56
                                                             (b)    276.99      847.18     1,439.87       3,027.56


     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2003. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year to 2003, or each year since the sub-account began operations. Separate Account B began operating in January 1998. An explanation of how we calculate the value of an accumulation unit is located on page 12.

                                                              Sub-account                              Number of
                                                              Unit Value          Sub-account         Sub-account
                                                                  at             Unit Value at         Units at
                                                              January 1,          December 31,       December 31,
                                                             --------------      ---------------    ---------------
AMERICAN CENTURY VARIABLE PORTFOLIOS
VP Balanced Fund(1)
         2001...............................................     $ 10.000           $  9.651            36,514
         2002...............................................     $  9.651           $  8.599            81,687
         2003...............................................     $  8.599           $ 10.119           126,257
VP Capital Appreciation Fund<F1>
         2001...............................................     $ 10.000           $  8.226            10,356
         2002...............................................     $  8.226           $  6.385            25,397
         2003...............................................     $  6.385           $  7.578            42,236
VP Income & Growth Fund<F1>
         2001...............................................     $ 10.000           $  9.140            14,457
         2002...............................................     $  9.140           $  7.260            27,264
         2003...............................................     $  7.260           $  9.251            58,478
VP International Fund<F1>
         2001...............................................     $ 10.000           $  8.439             5,151
         2002...............................................     $  8.439           $  6.619            13,646
         2003...............................................     $  6.619           $  8.119            25,478
VP Ultra Fund<F1>
         2001...............................................     $ 10.000           $  8.992            21,801
         2002...............................................     $  8.992           $  6.847            55,288
         2003...............................................     $  6.847           $  8.424            90,216
AMERICAN FIDELITY DUAL STRATEGY FUND, INC.(R)<F2>
         1999...............................................     $ 10.000           $ 10.827           117,520
         2000...............................................     $ 10.827           $ 10.705           395,899
         2001...............................................     $ 10.705           $  9.351           694,276
         2002...............................................     $  9.351           $  6.904         1,037,323
         2003...............................................     $  6.904           $  8.528         1,344,082
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
         1998...............................................     $ 10.000           $ 13.216            45,112
         1999...............................................     $ 13.216           $ 16.935           138,362
         2000...............................................     $ 16.935           $ 14.842           394,034
         2001...............................................     $ 14.842           $ 11.320           766,867
         2002...............................................     $ 11.320           $  7.924         1,135,310
         2003...............................................     $  7.924           $  9.836         1,411,981
THE DREYFUS STOCK INDEX FUND, INC.
         1998...............................................     $ 10.000           $ 12.881           132,663
         1999...............................................     $ 12.881           $ 15.303           426,172
         2000...............................................     $ 15.303           $ 13.676           835,502
         2001...............................................     $ 13.676           $ 11.831         1,239,428
         2002...............................................     $ 11.831           $  9.049         1,696,711
         2003...............................................     $  9.049           $ 11.443         2,110,659
DREYFUS TECHNOLOGY GROWTH PORTFOLIO<F1>
         2001...............................................     $ 10.000           $  8.133            11,448
         2002...............................................     $  8.133           $  4.854            35,608
         2003...............................................     $  4.854           $  7.219            86,639
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio
         1998...............................................     $ 10.000           $ 11.423            55,399
         1999...............................................     $ 11.423           $ 13.153           140,249
         2000...............................................     $ 13.153           $ 12.467           250,767
         2001...............................................     $ 12.467           $ 11.564           373,878
         2002...............................................     $ 11.564           $  8.506           503,816
         2003...............................................     $  8.506           $ 10.606           616,212
Small Company Stock Portfolio
         1998...............................................     $ 10.000           $  9.733            38,646
         1999...............................................     $  9.733           $ 10.605            78,432
         2000...............................................     $ 10.605           $ 11.338           118,262
         2001...............................................     $ 11.338           $ 10.998           165,204
         2002...............................................     $ 10.998           $  8.698           203,864
         2003...............................................     $  8.698           $ 12.248           236,722
International Value Portfolio<F2>
         1999...............................................     $ 10.000           $ 11.925             6,860
         2000...............................................     $ 11.925           $ 11.314            26,819
         2001...............................................     $ 11.314           $  9.672            56,210
         2002...............................................     $  9.672           $  8.363            79,758
         2003...............................................     $  8.363           $ 11.234           101,663
FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities  II<F1>
         2001...............................................     $ 10.000           $ 10.291            38,323
         2002...............................................     $ 10.291           $ 11.055            88,566
         2003...............................................     $ 11.055           $ 11.148           142,208
Federated Capital Appreciation Fund II<F1>
         2001...............................................     $ 10.000           $  8.281             2,490
         2002...............................................     $  8.281           $  6.285             8,273
         2003...............................................     $  6.285           $  7.672            15,531
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Basic Value V.I. Fund<F2>
         1999...............................................     $ 10.000           $  9.973             4,710
         2000...............................................     $  9.973           $ 11.067            17,180
         2001...............................................     $ 11.067           $ 11.366            66,644
         2002...............................................     $ 11.366           $  9.207           153,166
         2003...............................................     $  9.207           $ 12.085           257,674
Small Cap Value V.I. Fund
         1998...............................................     $ 10.000           $  9.379             8,913
         1999...............................................     $  9.379           $ 12.368            23,027
         2000...............................................     $ 12.368           $ 13.981            49,990
         2001...............................................     $ 13.981           $ 17.888           119,801
         2002...............................................     $ 17.888           $ 13.435           214,238
         2003...............................................     $ 13.435           $ 18.915           297,114
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced Portfolio<F1>
         2001...............................................     $ 10.000           $  9.482            36,090
         2002...............................................     $  9.482           $  7.739            41,807
         2003...............................................     $  7.739           $  8.864            57,656
AMT Growth Portfolio<F1>
         2001...............................................     $ 10.000           $  8.342             6,289
         2002...............................................     $  8.342           $  5.657            18,478
         2003...............................................     $  5.657           $  7.323            26,700

---------------

<F1>
     This sub-account began operations on May 1, 2001.
<F2>
     This sub-account began operations on May 1, 1999.


                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you, the policy owner, name to receive the benefit of your policy upon the death of the annuitant. Annuity payments may be based on your life, as the owner of the policy, or on the life of another natural person. The person upon whose life the annuity payments are based is called the annuitant, even if you, the policy owner, are that person. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

     The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

     The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant's birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70-1/2, whichever comes later (or age 70-1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 25 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1           Lifetime Only               We will make monthly payments during the life of the
                   Annuity               annuitant.  If this option is elected, payments will stop when the annuitant dies.

OPTION 2           Lifetime Annuity            We will make monthly payments for the guaranteed period
                   with Guaranteed       selected during the life of the annuitant.  When the annuitant
                   Periods               dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

OPTION 3           Joint and Survivor          We will make monthly payments during the joint lifetime of
                   Annuity               two people, usually husband and wife, whose lives are the subject of the policy. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66-2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to
                                         66-2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66-2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4           Period Certain              We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o the performance of the portfolios that correspond with the sub-accounts you selected.

     More than one assumed investment rate is available. You may select either 1% or 1.5% (depending upon the minimum rate effective for the state of issue for your variable annuity contract) or 3% or 5%. If you do not choose an assumed investment rate, the minimum rate in effect (based on the state of issue) will be selected for you. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

                                                                 TYPE OF                           INVESTMENT ADVISOR/
                       NAME                                 PORTFOLIO COMPANY                          SUB-ADVISOR
                       ----                                 -----------------                          -----------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management, LLC
                                                                                      and Todd Investment Advisers, Inc.

American Century(R)Variable Portfolios               Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R)policy:                                    one or more portfolios
      o  VP Balanced Fund                            available under the              Sub-Advisor:  None
      o  VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
      o  VP Income & Growth Fund
      o  VP Ultra(R)Fund
      o  VP International Fund
(Call 800-345-6488 to request portfolio prospectus)

The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
Growth Fund, Inc.                                    management investment company
(Call 800-554-4611 to request portfolio prospectus)

The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)

Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R)policy:                                    one or more portfolios           Sub-Advisor:  None
      o  Growth and Income Portfolio                 available under the
      o  Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
      o  International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)

Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R)policy:                                    one or more portfolios           Sub-Advisor:  None
      o  Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)

Federated Insurance Series                           Open-end, management             Advisor of Federated Fund For U.S. Government
      o  Federated Fund For U.S. Government          investment company offering      Securities II:  Federated Investment
            Securities II                            one or more portfolios           Management Company
      o  Federated Capital Appreciation Fund II      available under the
(Call 800-341-7400 to request                        AFAdvantage Variable Annuity(R)  Advisor of Federated Capital
portfolio prospectus)                                                                 Appreciation Fund II:  Federated
                                                                                      Equity Management Company of Pennsylvania

Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R)policy:                                    one or more separate funds
      o  Basic Value V. I. Fund                      available under the              Sub-Advisor:  None
      o  Small Cap Value V. I. Fund                  AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)

Neuberger Berman Advisers Management Trust           Open-end diversified             Advisor:  Neuberger Berman Management, Inc.
      o  AMT Balanced Portfolio                      management investment company
      o  AMT Growth Portfolio                        offering one or more             Sub-Advisor:  Neuberger Berman, L.L.C.
(Call 800-877-9700 to request portfolio prospectus)  portfolios available under the
                                                     AFAdvantage Variable Annuity(R)

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on the previous page. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must at least transfer $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers from any of the variable investment options to the Guaranteed Interest Account option to provide for a fixed annuity. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 23 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     If you make a withdrawal request, and we receive your request prior to 4:00 eastern time, your withdrawal request will be processed on the same day. Withdrawal requests received after 4:00 eastern time will be processed on the next day. Withdrawal proceeds will be delivered to you by U.S. mail and, generally, will be delivered within three to five days of the date on which we receive your withdrawal request.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 19. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and have allocated purchase payments to the Guaranteed Interest Account, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

     We charge an interest rate of 5% on any loans that you take against your policy.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to your beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59-1/2;

     o    distributions made on or after the policy holder dies;

     o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59-1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o distributions made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59-1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 18 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                          Page
                                                                          ----
General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................4
Annuity Provisions..........................................................13
Legal Opinions..............................................................14
Underwriter.................................................................14
Custodian and Independent Accountants.......................................14
Financial Statements........................................................14

------------------------                                              PLACE
------------------------                                              STAMP
------------------------                                               HERE




                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:

[  ]  AFAdvantage Variable Annuity(R)        [  ]  Dreyfus Variable Investment
[  ]  American Fidelity Dual Strategy               Fund
       Fund, Inc.(R)                         [  ]  Dreyfus Investment Portfolios
[  ]  American Century(R) Variable           [  ]  Federated Insurance Series
       Portfolios                            [  ]  Merrill Lynch Variable Series
[  ]  The Dreyfus Socially Responsible              Funds, Inc.
       Growth Fund, Inc.                     [  ]  Neuberger Berman Advisers
[  ]  The Dreyfus Stock Index Fund, Inc.            Management Trust

Name     ----------------------------------------------------------------
         (please print)

Address  ----------------------------------------------------------------
         (please print)

         ----------------------------------------------------------------
         (please print)

         ----------------------------------------------------------------
         (please print)

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2004 for the AFAdvantage Variable Annuity(R).

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

         write to us at:                call us at:          e-mail us at:
         P.O. Box 25520               (800) 662-1106     va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

================================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
General Information and History of American Fidelity Assurance Company........1
Federal Tax Status............................................................4
Annuity Provisions...........................................................13
Legal Opinions...............................................................14
Underwriter..................................................................14
Custodian and Independent Accountants........................................14
Financial Statements.........................................................14

================================================================================
                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004

================================================================================

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity contracts nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals -- Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $3,000 per year ($3,500 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

     Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a traditional individual retirement arrangement under Section 408 of the Code;

     o To another Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required minimum distributions under Section 401(a)(9) include the following required payments:

     o If the plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70-1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 1% or 1.5% (depending upon the minimum rate effective for the state of issue for your variable annuity contract) or 3%, or 5% assumed investment rate. If one is not chosen, the minimum rate in effect (based on the state of issue) will be selected for you.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will vary, depending on the terms of the owner's policy. The variation is due to the guaranteed minimum interest rate stated in each policy. Until this year, American Fidelity Assurance Company had only one form of policy for Separate Account B, which provided for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, upon state regulatory approval, American Fidelity Assurance Company will begin using two new policy forms for Separate Account B. The policy forms are identical except for the guaranteed minimum interest rates. The difference in the guaranteed minimum interest rates is due to state law.

     In one of the policies, the guaranteed minimum interest rate is set at 1.5%. This policy will be used in states that allow the guaranteed minimum interest rate to be set in such a manner. The dollar amount of each fixed annuity payment under this policy will be at least as great as that determined in accordance with the 1.5% annuity table.

     In the other policy, the guaranteed minimum interest rate will never be less than 1.0%. However, each year on November 1, American Fidelity Assurance Company will adjust the guaranteed minimum interest rate to take effect on the following January 1st. The basis of the calculation to determine the guaranteed interest rate will be an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25%, rounded to the nearest ..05%. Under this policy the guaranteed interest rate will never be less than 1%. The dollar amount of each fixed annuity payment under this form of policy will vary.

     Under any policy American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at our discretion.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2001, 2002, and 2003 were $465,269, $519,401, and $613,362, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B that will be included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent auditors. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Statements

                                December 31, 2003

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account B:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Small Cap Value V.I. (formerly Small Cap Value Focus), Basic Value V.I. (formerly Basic Value Focus), VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation Fund (formerly Large Cap Growth), AMT Balanced, and AMT Growth segregated subaccounts of American Fidelity Separate Account B as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             KPMG LLP

Oklahoma City, Oklahoma
January 16, 2004

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2003


                                                                            Segregated Subaccounts
                                               ------------------------------------------------------------------------------------
                                                 Socially                      Growth         Small
                                               Responsible        Stock          and         Company    International    Technology
                                                  Growth          Index        Income         Stock         Value          Growth
                                                  ------          -----        ------         -----         -----          ------
Investments:
  Dreyfus Socially Responsible
    Growth Fund, Inc. (583,773 shares
    at net asset value of $23.79 per share)
    (cost $16,183,880)                         $ 13,887,963           -             -             -             -             -
  Dreyfus Stock Index Fund
    (849,803 shares at net asset value
    of $28.42 per share) (cost $25,468,153)            -        24,151,415          -             -             -             -
  Dreyfus Variable Investment Funds:
    Growth and Income Portfolio
      (324,189 shares at net asset
      value of $20.16 per share)
      (cost $6,845,254)                                -              -        6,535,643          -             -             -
    Small Company Stock Portfolio
      (142,549 shares at net asset
      value of $20.34 per share)
      (cost $2,307,689)                                -              -             -        2,899,439          -             -
    International Value Portfolio
      (84,347 shares at net asset
      value of $13.54 per share)
      (cost $1,027,837)                                -              -             -             -        1,142,062          -
  Dreyfus Investment Portfolios:
    Technology Growth Portfolio
      (72,056 shares at net asset
      value of $8.68 per share)
      (cost $539,051)                                  -              -             -             -             -          625,446
                                               ------------     ---------      ---------     ---------     ---------       -------
               Total assets                      13,887,963     24,151,415     6,535,643     2,899,439     1,142,062       625,446
               Total liabilities                       -              -             -             -             -             -
                                               ------------     ----------     ---------     ---------     ---------       -------
Net assets                                     $ 13,887,963     24,151,415     6,535,643     2,899,439     1,142,062       625,446
                                               ============     ==========     =========     =========     =========       =======
Accumulation units outstanding                    1,411,981      2,110,659       616,212       236,722       101,663        86,639

Net asset value per unit                       $      9.836         11.443        10.606        12.248        11.234         7.219

See accompanying notes to financial statements.

                            AMERICAN FIDELITY SEPARATE ACCOUNT B
                            Statements of Assets and Liabilities
                                      December 31, 2003


                                                                 Segregated Subaccounts
                                                              -----------------------------
                                                               Small Cap           Basic
                                                               Value V.I.        Value V.I.
                                                              -----------        ----------
Investments:
  Merrill Lynch Variable Series Funds:
    Small Cap Value V.I. Fund, formerly
      Special Value V.I. Fund  (219,526 shares at net
      asset value of $25.60 per share) (cost $4,789,156)      $ 5,619,858             -
    Basic Value V.I. Fund (217,608 shares at net
      asset value of $14.31 per share) (cost $2,683,008)             -           3,113,972
                                                              -----------        ---------
                 Total assets                                   5,619,858        3,113,972

                 Total liabilities                                   -                -
                                                              -----------        ---------
Net assets                                                    $ 5,619,858        3,113,972
                                                              ===========        =========

Accumulation units outstanding                                    297,114          257,674

Net asset value per unit                                      $    18.915           12.085

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2003

                                                                                   Segregated Subaccounts
                                                          --------------------------------------------------------------------------
                                                                           VP           VP                                   Dual
                                                              VP        Capital     Income and      VP          VP         Strategy
                                                           Balanced   Appreciation    Growth      Ultra    International     Fund
                                                           --------   ------------    ------      -----    -------------     ----
Investments:
  American Century Variable Portfolios:
    VP Balanced (189,561 shares at net asset
      value of $6.74 per share) (cost $1,174,999)         $1,277,638       -            -           -            -             -
    VP Capital and Appreciation (44,952 shares at net
      asset value of $7.12 per share) (cost $311,260)           -       320,060         -           -            -             -
    VP Income and Growth (82,339 shares at net asset
      value of $6.57 per share) (cost $467,756)                 -          -         540,966        -            -             -
    VP Ultra (82,787 shares at net asset value of
      $9.18 per share) (cost $695,718)                          -          -            -        759,986         -             -
    VP International Value (32,170 shares at net asset
      value of $6.43 (cost $187,248)                            -          -            -           -         206,856          -
  American Fidelity Dual Strategy Fund, Inc.
    (1,212,503 shares at net asset value of
    $9.45 (cost $11,909,781)                                    -          -            -           -            -       11,461,787
                                                          ----------    -------      -------     -------      -------    ----------
               Total assets                                1,277,638    320,060      540,966     759,986      206,856    11,461,787
               Total liabilities                                -          -            -           -            -             -
                                                          ----------    -------      -------     -------      -------    ----------
Net assets                                                $1,277,638    320,060      540,966     759,986      206,856    11,461,787
                                                          ==========    =======      =======     =======      =======    ==========
Accumulation units outstanding                               126,257     42,236       58,478      90,216       25,478     1,344,082

Net asset value per unit                                  $   10.119      7.578        9.251       8.424        8.119         8.528


See accompanying notes to financial statements.

                                            AMERICAN FIDELITY SEPARATE ACCOUNT B
                                            Statements of Assets and Liabilities
                                                      December 31, 2003

                                                                                  Segregated Subaccounts
                                                                --------------------------------------------------------
                                                                   U.S.             Capital           AMT           AMT
                                                                Government       Appreciation      Balanced       Growth
                                                                ----------       ------------      --------       ------
Investments:
  Federated Insurance Series Trust:
    Federated Fund for U.S. Government Securities II
      (134,690 shares at net asset value of $11.77
      per share) (cost $1,558,120)                              $ 1,585,304            -               -              -

    Federated Fund Capital Appreciation Fund II
      (21,822 shares at net asset value of $5.46)
      (cost $109,057)                                                  -            119,148            -              -

  Neuberger Berman Advisers Management Trust:
    AMT Balanced Portfolio (57,233 shares at net asset
      value of $8.93 per share) (cost $503,043)                        -               -            511,087           -

    AMT Growth Portfolio (18,763 shares at net asset
      value of $10.42) (cost $180,727)                                 -               -               -           195,515
                                                                -----------         -------         -------        -------
               Total assets                                       1,585,304         119,148         511,087        195,515

               Total liabilities                                       -               -               -              -
                                                                -----------         -------         -------        -------
Net assets                                                      $ 1,585,304         119,148         511,087        195,515
                                                                ===========         =======         =======        =======
Accumulation units outstanding                                      142,208          15,531          57,656         26,700

Net asset value per unit                                        $    11.148           7.672           8.864          7.323


See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                     Statements of Operations
                                                   Year ended December 31, 2003

                                                                             Segregated Subaccounts
                                               ----------------------------------------------------------------------------------
                                                   Socially                   Growth        Small
                                                  Responsible     Stock        and         Company     International   Technology
                                                    Growth        Index       Income        Stock          Value         Growth
                                                    ------        -----       ------        -----          -----         ------
Investment income (loss):
  Investment income distribution
    from underlying mutual fund                $    14,028       294,270       44,489        2,484         10,860          -
                                               -----------    ----------   ----------     --------       --------      --------
  Less expenses:
    Mortality and risk                             139,567       239,167       64,827       28,114         10,619         4,576
    Administration                                  16,748        28,700        7,779        3,373          1,274           549
    Distribution                                    11,165        19,133        5,186        2,249            850           366
                                               -----------    ----------   ----------     --------       --------      --------
          Total expenses                           167,480       287,000       77,792       33,736         12,743         5,491
                                               -----------    ----------   ----------     --------       --------      --------
          Net investment income (loss)            (153,452)        7,270      (33,303)     (31,252)        (1,883)       (5,491)
                                               -----------    ----------   ----------     --------       --------      --------
Realized gains (losses) on investments:
  Realized gains distributions
    from underlying mutual fund                       -             -            -            -              -             -
                                               -----------    ----------   ----------     --------       --------      --------
  Proceeds from sales                              220,856       261,797      149,474      174,303         39,593        16,846
  Cost of investments sold                         272,656       319,344      175,623      158,087         37,117        18,384
                                               -----------    ----------   ----------     --------       --------      --------
                                                   (51,800)      (57,547)     (26,149)      16,216          2,476        (1,538)
                                               -----------    ----------   ----------     --------       --------      --------
          Net realized gains (losses)
            on investments                         (51,800)      (57,547)     (26,149)      16,216          2,476        (1,538)
                                               -----------    ----------   ----------     --------       --------      --------
Unrealized appreciation (depreciation)
  on investments, end of year                   (2,295,917)   (1,316,738)    (309,611)     591,750        114,225        86,395
Unrealized appreciation (depreciation)
  on investments, beginning of year             (5,026,813)   (6,097,497)  (1,579,943)    (236,968)      (171,483)      (52,719)
                                               -----------    ----------   ----------     --------       --------      --------
          Change in unrealized appreciation
            (depreciation)                       2,730,896     4,780,759    1,270,332      828,718        285,708       139,114
                                               -----------    ----------   ----------     --------       --------      --------
          Net increase in net assets
            resulting from operations          $ 2,525,644     4,730,482    1,210,880      813,682        286,301       132,085
                                               ===========    ==========   ==========     ========       ========      ========

See accompanying notes to financial statements.

                            AMERICAN FIDELITY SEPARATE ACCOUNT B
                                  Statements of Operations
                                Year ended December 31, 2003

                                                                 Segregated Subaccounts
                                                              -----------------------------
                                                               Small Cap           Basic
                                                               Value V.I.        Value V.I.
                                                              -----------        ----------
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                              $     3,523           31,102
                                                             -----------         --------
  Less expenses:
    Mortality and risk                                            49,478           26,270
    Administration                                                 5,938            3,152
    Distribution                                                   3,958            2,102
                                                             -----------         --------
       Total expenses                                             59,374           31,524
                                                             -----------         --------
       Net investment income (loss)                              (55,851)            (422)
                                                             -----------         --------
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                   26,790                -
                                                             -----------         --------
  Proceeds from sales                                            191,714           23,521
  Cost of investments sold                                       230,265           23,550
                                                             -----------         --------
                                                                 (38,551)             (29)
                                                             -----------         --------
       Net realized gains (losses) on investments                (11,761)             (29)
                                                             -----------         --------
Unrealized appreciation (depreciation) on investments,
  end of year                                                    830,702          430,964

Unrealized appreciation (depreciation) on investments,
  beginning of year                                             (667,801)        (223,462)
                                                             -----------         --------
       Change in unrealized appreciation
         (depreciation)                                        1,498,503          654,426
                                                             -----------         --------
       Net increase in net assets
         resulting from operations                           $ 1,430,891          653,975
                                                             ===========         ========

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2003

                                                                                   Segregated Subaccounts
                                                          --------------------------------------------------------------------------
                                                                           VP           VP                                   Dual
                                                              VP        Capital     Income and      VP          VP         Strategy
                                                           Balanced   Appreciation    Growth      Ultra    International     Fund
                                                           --------   ------------    ------      -----    -------------     ----
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                           $  21,626        -          3,463         -           795         113,681
                                                          ---------     -------     -------      -------    -------      ----------
  Less expenses:
    Mortality and risk                                       11,877       2,944       4,419        6,923      1,674         113,596
    Administration                                            1,425         353         530          831        201          13,631
    Distribution                                                950         235         353          554        134           9,088
                                                          ---------     -------     -------      -------    -------      ----------
      Total expenses                                         14,252       3,532       5,302        8,308      2,009         136,315
                                                          ---------     -------     -------      -------    -------      ----------
      Net investment income (loss)                            7,374      (3,532)     (1,839)      (8,308)    (1,214)        (22,634)
                                                          ---------     -------     -------      -------    -------      ----------
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                -           -           -            -          -               -
                                                          ---------     -------     -------      -------    -------      ----------
  Proceeds from sales                                        25,669       6,990       8,574       18,423      9,390         172,550
  Cost of investments sold                                   25,500       7,318       8,236       20,611     10,160         199,588
                                                          ---------     -------     -------      -------    -------      ----------
                                                                169        (328)        338       (2,188)      (770)        (27,038)
                                                          ---------     -------     -------      -------    -------      ----------
      Net realized gains (losses) on investments                169        (328)        338       (2,188)      (770)        (27,038)
                                                          ---------     -------     -------      -------    -------      ----------
Unrealized appreciation (depreciation) on investments,
  end of year                                               102,639       8,800      73,210       64,268     19,608        (447,994)
Unrealized appreciation (depreciation) on investments,
  beginning of year                                         (52,097)    (39,802)    (26,455)     (66,105)   (15,850)     (2,508,370)
                                                          ---------     -------     -------      -------    -------      ----------
      Change in unrealized appreciation
        (depreciation)                                      154,736      48,602      99,665      130,373     35,458       2,060,376
                                                          ---------     -------     -------      -------    -------      ----------
      Net increase in net
        assets resulting from operations                  $ 162,279      44,742      98,164      119,877     33,474       2,010,704
                                                          =========     =======     =======      =======    =======      ==========

See accompanying notes to financial statements.


                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Operations
                                               Year ended December 31, 2003

                                                                                  Segregated Subaccounts
                                                                --------------------------------------------------------
                                                                   U.S.             Capital           AMT           AMT
                                                                Government       Appreciation      Balanced       Growth
                                                                ----------       ------------      --------       ------
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                                 $  41,063             333           7,914           -
                                                                ---------         -------         -------        -------
  Less expenses:
    Mortality and risk                                             16,358           1,027           5,184          1,803
    Administration                                                  1,963             123             622            217
    Distribution                                                    1,309              82             415            144
                                                                ---------         -------         -------        -------
      Total expenses                                               19,630           1,232           6,221          2,164
                                                                ---------         -------         -------        -------
      Net investment income (loss)                                 21,433            (899)          1,693         (2,164)
                                                                ---------         -------         -------        -------
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                     5,326            -               -              -
                                                                ---------         -------         -------        -------
  Proceeds from sales                                              86,208           3,279           8,242          6,860
  Cost of investments sold                                         85,798           3,199           8,861          8,021
                                                                ---------         -------         -------        -------
                                                                      410              80            (619)        (1,161)
                                                                ---------         -------         -------        -------
      Net realized gains (losses) on investments                    5,736              80            (619)        (1,161)
                                                                ---------         -------         -------        -------
Unrealized appreciation (depreciation) on investments,
  end of year                                                      27,184          10,091           8,044         14,788
Unrealized appreciation (depreciation) on investments,
  beginning of year                                                43,329          (9,152)        (48,430)       (26,776)
                                                                ---------         -------         -------        -------
      Change in unrealized appreciation
        (depreciation)                                            (16,145)         19,243          56,474         41,564
                                                                ---------         -------         -------        -------
      Net increase in net
        assets resulting from operations                        $  11,024          18,424          57,548         38,239
                                                                =========         =======         =======        =======

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Changes in Net Assets
                                                   Year ended December 31, 2003

                                                                             Segregated Subaccounts
                                               ----------------------------------------------------------------------------------
                                                   Socially                   Growth        Small
                                                  Responsible     Stock        and         Company     International   Technology
                                                    Growth        Index       Income        Stock          Value         Growth
                                                    ------        -----       ------        -----      -------------     ------

Increase (decrease) in net assets
  from operations:
    Net investment income (loss)               $  (153,452)        7,270      (33,303)      (31,252)        (1,883)      (5,491)
    Net realized gains (losses)
      on investments                               (51,800)      (57,547)     (26,149)       16,216          2,476       (1,538)
    Change in unrealized appreciation
      (depreciation) on investments              2,730,896     4,780,759    1,270,332       828,718        285,708      139,114
                                               -----------    ----------    ---------    ----------      ---------      -------
         Net increase in net
           assets resulting from operations      2,525,644     4,730,482    1,210,880       813,682        286,301      132,085
                                               -----------    ----------    ---------    ----------      ---------      -------
Changes from principal transactions:
  Net purchase payments received (note 3)        2,568,079     4,310,865    1,180,455       482,500        227,510      337,065
  Withdrawal of funds (notes 2 and 3)             (201,681)     (243,044)    (141,224)     (170,022)       (38,759)     (16,553)
                                               -----------    ----------    ---------    ----------      ---------      -------
       Increase in net assets derived from
         principal transactions                  2,366,398     4,067,821    1,039,231       312,478        188,751      320,512
                                               -----------    ----------    ---------    ----------      ---------      -------
       Increase in net assets                    4,892,042     8,798,303    2,250,111     1,126,160        475,052      452,597

Net assets, beginning of year                    8,995,921    15,353,112    4,285,532     1,773,279        667,010      172,849
                                               -----------    ----------    ---------    ----------      ---------      -------
Net assets, end of year                        $13,887,963    24,151,415    6,535,643     2,899,439      1,142,062      625,446
                                               ===========    ==========    =========    ==========      =========      =======

See accompanying notes to financial statements.

                            AMERICAN FIDELITY SEPARATE ACCOUNT B
                             Statements of Changes in Net Assets
                                Year ended December 31, 2003

                                                                 Segregated Subaccounts
                                                              -----------------------------
                                                               Small Cap           Basic
                                                               Value V.I.        Value V.I.
                                                              -----------        ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $  (55,851)              (422)
  Net realized gains (losses) on investments                    (11,761)               (29)
  Change in unrealized appreciation (depreciation)
    on investments                                            1,498,503            654,426
                                                             ----------          ---------
        Net increase in net
          assets resulting from operations                    1,430,891            653,975
                                                             ----------          ---------
Changes from principal transactions:
  Net purchase payments received (note 3)                     1,497,886          1,071,174
  Withdrawal of funds (notes 2 and 3)                          (187,222)           (21,425)
                                                             ----------          ---------
        Increase in net assets derived from
          principal transactions                              1,310,664          1,049,749
                                                             ----------          ---------
        Increase in net assets                                2,741,555          1,703,724

Net assets, beginning of year                                 2,878,303          1,410,248
                                                             ----------          ---------
Net assets, end of year                                      $5,619,858          3,113,972
                                                             ==========          =========

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2003

                                                                                   Segregated Subaccounts
                                                          --------------------------------------------------------------------------
                                                                           VP           VP                                   Dual
                                                              VP        Capital     Income and      VP          VP         Strategy
                                                           Balanced   Appreciation    Growth      Ultra    International     Fund
                                                          ---------   ------------    ------      -----    -------------     ----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    7,374     (3,532)     (1,839)      (8,308)    (1,214)       (22,634)
  Net realized gains (losses) on investments                     169       (328)        338       (2,188)      (770)       (27,038)
  Change in unrealized appreciation
    (depreciation) on investments                            154,736     48,602      99,665      130,373     35,458      2,060,376
                                                          ----------    -------     -------      -------    -------     ----------
      Net increase in net
        assets resulting from operations                     162,279     44,742      98,164      119,877     33,474      2,010,704
                                                          ----------    -------     -------      -------    -------     ----------
Changes from principal transactions:
  Net purchase payments received (note 3)                    437,560    119,971     253,319      279,752     92,314      2,448,640
  Withdrawal of funds (notes 2 and 3)                        (24,618)    (6,811)     (8,440)     (18,176)    (9,261)      (159,005)
                                                          ----------    -------     -------      -------    -------     ----------
      Increase in net assets derived from
        principal transactions                               412,942    113,160     244,879      261,576     83,053      2,289,635
                                                          ----------    -------     -------      -------    -------     ----------
      Increase in net assets                                 575,221    157,902     343,043      381,453    116,527      4,300,339

Net assets, beginning of year                                702,417    162,158     197,923      378,533     90,329      7,161,448
                                                          ----------    -------     -------      -------    -------     ----------
Net assets, end of year                                   $1,277,638    320,060     540,966      759,986    206,856     11,461,787
                                                          ==========    =======     =======      =======    =======     ==========

See accompanying notes to financial statements.

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                            Statements of Changes in Net Assets
                                               Year ended December 31, 2003
                                                                                  Segregated Subaccounts
                                                                --------------------------------------------------------
                                                                   U.S.             Capital           AMT           AMT
                                                                Government       Appreciation      Balanced       Growth
                                                                ----------       ------------      --------       ------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  $   21,433           (899)          1,693         (2,164)
  Net realized gains (losses)                                        5,736             80            (619)        (1,161)
  Change in unrealized appreciation (depreciation)
    on investments                                                 (16,145)        19,243          56,474         41,564
                                                                ----------        -------         -------        -------
      Net increase in net
        assets resulting from operations                            11,024         18,424          57,548         38,239
                                                                ----------        -------         -------        -------
Changes from principal transactions:
  Net purchase payments received (note 3)                          679,946         51,937         138,006         59,504
  Withdrawal of funds (notes 2 and 3)                              (84,749)        (3,207)         (7,994)        (6,752)
                                                                ----------        -------         -------        -------
      Increase in net assets derived from
        principal transactions                                     595,197         48,730         130,012         52,752
                                                                ----------        -------         -------        -------
      Increase in net assets                                       606,221         67,154         187,560         90,991

Net assets, beginning of year                                      979,083         51,994         323,527        104,524
                                                                ----------        -------         -------        -------
Net assets , end of year                                        $1,585,304        119,148         511,087        195,515
                                                                ==========        =======         =======        =======


See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2002
                                                                                    Segregated Subaccounts
                                                      ------------------------------------------------------------------------------
                                                         Socially                     Growth         Small
                                                       Responsible       Stock         and          Company International Technology
                                                         Growth          Index        Income         Stock       Value      Growth
                                                         ------          -----        ------         -----       -----      ------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $   (108,924)      (12,865)      (36,592)     (23,109)     (2,706)     (1,912)
    Net realized gains (losses) on investments             (66,860)      (67,111)      (32,142)      (7,248)     (1,865)       (398)
    Change in unrealized appreciation (depreciation)
       on investments                                   (2,984,861)   (3,928,468)   (1,253,931)    (400,841)    (91,664)    (57,062)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Net increase (decrease) in net
                  assets resulting from operations      (3,160,645)   (4,008,444)   (1,322,665)    (431,198)    (96,235)    (59,372)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
Changes from principal transactions:
    Net purchase payments received (note 3)              3,681,435     4,875,707     1,391,125      472,670     244,824     142,272
    Withdrawal of funds (notes 2 and 3)                   (206,173)     (178,430)     (106,370)     (85,057)    (25,236)     (3,155)
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Increase in net assets derived from
                  principal transactions                 3,475,262     4,697,277     1,284,755      387,613     219,588     139,117
                                                       ------------  ------------  ------------  -----------  ----------  ----------
               Increase (decrease) in net assets           314,617       688,833       (37,910)     (43,585)    123,353      79,745

Net assets,  beginning of year                           8,681,304    14,664,279     4,323,442    1,816,864     543,657      93,104
                                                       ------------  ------------  ------------  -----------  ----------  ----------
Net assets,  end of year                              $  8,995,921    15,353,112     4,285,532    1,773,279     667,010     172,849
                                                       ============  ============  ============  ===========  ==========  ==========

See accompanying notes to financial statements.

                                 AMERICAN FIDELITY SEPARATE ACCOUNT B
                                  Statements of Changes in Net Assets
                                     Year ended December 31, 2002
                                                               Segregated Subaccounts
                                                           -------------------------------
                                                           Small Cap              Basic
                                                           Value V.I.           Value V.I.
                                                           ----------           ----------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                        $   (39,484)                 600
     Net realized gains (losses) on investments              124,992                5,554
     Change in unrealized appreciation (depreciation)
         on investments                                     (862,654)            (216,002)
                                                         -----------            ---------
                 Net increase (decrease) in net
                    assets resulting from operations        (777,146)            (209,848)
                                                         -----------            ---------
Changes from principal transactions:
     Net purchase payments received (note 3)               1,632,518              878,193
     Withdrawal of funds (notes 2 and 3)                    (120,122)             (15,580)
                                                         -----------            ---------
                 Increase in net assets derived from
                    principal transactions                 1,512,396              862,613
                                                         -----------            ---------
                 Increase (decrease) in net assets           735,250              652,765

Net assets,  beginning of year                             2,143,053              757,483
                                                         -----------            ---------
Net assets,  end of year                                 $ 2,878,303            1,410,248
                                                         ===========            =========

See accompanying notes to financial statements.

                                             AMERICAN FIDELITY SEPARATE ACCOUNT B
                                              Statements of Changes in Net Assets
                                                 Year ended December 31, 2002
                                                                               Segregated Subaccounts
                                                       ----------------------------------------------------------------------
                                                                       VP         VP                                  Dual
                                                          VP         Capital   Income and     VP          VP        Strategy
                                                       Balanced   Appreciation  Growth       Ultra   International    Fund
                                                       --------   ------------  ------       -----   -------------    ----
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $   2,965      (1,831)       (946)     (3,453)       (646)     (38,012)
    Net realized gains (losses) on investments           (4,793)       (430)     (3,038)       (471)       (866)     (51,121)
    Change in unrealized appreciation (depreciation)
       on investments                                    49,811)    (29,214)    (24,800)    (68,400)    (14,514)  (1,987,401)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Net increase (decrease) in net
                  assets resulting from operations      (51,639)    (31,475)    (28,784)    (72,324)    (16,026)  (2,076,534)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
Changes from principal transactions:
    Net purchase payments received (note 3)             445,309     110,674     152,699     260,031      74,874    2,927,434
    Withdrawal of funds (notes 2 and 3)                 (43,660)     (2,225)    (58,130)     (5,211)    (11,988)    (181,416)
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Increase in net assets derived from
                  principal transactions                401,649     108,449      94,569     254,820      62,886    2,746,018
                                                       ---------  ----------  ----------  ----------  ----------  -----------
               Increase (decrease) in net assets        350,010      76,974      65,785     182,496      46,860      669,484

Net assets,  beginning of year                          352,407      85,184     132,138     196,037      43,469    6,491,964
                                                       ---------  ----------  ----------  ----------  ----------  -----------
Net assets,  end of year                              $ 702,417     162,158     197,923     378,533      90,329    7,161,448
                                                       =========  ==========  ==========  ==========  ==========  ===========

See accompanying notes to financial statements.

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                           Statements of Changes in Net Assets
                                               Year ended December 31, 2002
                                                                              Segregated Subaccounts
                                                          ----------------------------------------------------------
                                                              U.S.          Capital            AMT             AMT
                                                          Government     Appreciation       Balanced          Growth
                                                          -----------   --------------      --------          ------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                          $    8,263           (504)           3,299         (1,181)
    Net realized gains (losses)                                1,153           (178)         (11,808)          (703)
    Change in unrealized appreciation (depreciation)
       on investments                                         36,345         (8,183)         (56,429)       (26,669)
                                                          -----------        ------         --------        -------
               Net increase (decrease) in net
                 assets resulting from operations             45,761         (8,865)         (64,938)       (28,553)
                                                          -----------        ------         --------        -------
Changes from principal transactions:
    Net purchase payments received (note 3)                  587,000         41,209          169,656         84,084
    Withdrawal of funds (notes 2 and 3)                      (48,057)          (971)        (123,388)        (3,467)
                                                          -----------        ------         --------        -------
               Increase in net assets derived from
                 principal transactions                      538,943         40,238           46,268         80,617
                                                          -----------        ------         --------        -------
               Increase (decrease) in net assets             584,704         31,373          (18,670)        52,064

Net assets,  beginning of year                               394,379         20,621          342,197         52,460
                                                          -----------        ------         --------        -------
Net assets,  end of year                                  $  979,083         51,994          323,527        104,524
                                                          ===========        ======         ========        =======

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                       Financial Highlights
                                                            December 31
                                                                                 Socially Responsible Growth
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $13,887,963      8,995,921       8,681,304      5,848,380       2,343,213
Accumulation unit value                                 $     9.836          7.924          11.320         14.842          16.935
Number of accumulation units outstanding                  1,411,981      1,135,310         766,867        394,034         138,362
Investment income as a percent of average net assets          0.13%          0.27%           0.08%          1.14%           0.02%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 24.13%       (30.00)%        (23.73)%       (12.36)%          28.14%

                                                                                        Stock Index
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $24,151,415     15,353,112      14,664,279     11,426,464       6,521,819
Accumulation unit value                                 $    11.443          9.049          11.831         13.676          15.303
Number of accumulation units outstanding                  2,110,659      1,696,711       1,239,428        835,502         426,172
Investment income as a percent of average net assets          1.55%          1.41%           1.15%          1.01%           1.21%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 26.46%       (23.51)%        (13.49)%       (10.63)%          18.80%

                                                                                     Growth and Income
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 6,535,643      4,285,532       4,323,442      3,126,421       1,844,720
Accumulation unit value                                 $    10.606          8.506          11.564         12.467          13.153
Number of accumulation units outstanding                    616,212        503,816         373,878        250,767         140,249
Investment income as a percent of average net assets          0.86%          0.64%           0.53%          0.63%           0.62%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 24.69%       (26.44)%         (7.24)%        (5.22)%          15.14%

                                                                                    Small Company Stock
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 2,899,439      1,773,279       1,816,864      1,340,822         831,768
Accumulation unit value                                 $    12.248          8.698          10.998         11.338          10.605
Number of accumulation units outstanding                    236,722        203,864         165,204        118,262          78,432
Investment income as a percent of average net assets          0.11%          0.24%           0.07%          0.16%           0.00%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 40.81%       (20.91)%         (3.00)%          6.91%           8.96%

                                                                                    International Value
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999<F1>
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 1,142,062        667,010         543,657        303,425          81,802
Accumulation unit value                                 $    11.234          8.363           9.672         11.314          11.925
Number of accumulation units outstanding                    101,663         79,758          56,210         26,819           6,860
Investment income as a percent of average net assets          1.29%          1.07%           1.21%          0.62%           0.48%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 34.33%       (13.53)%        (14.51)%        (5.12)%          22.92%

                                                                                     Technology Growth
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   625,446        172,849          93,104              -               -
Accumulation unit value                                 $     7.219          4.854           8.133              -               -
Number of accumulation units outstanding                     86,639         35,608          11,448              -               -
Investment income as a percent of average net assets          0.00%          0.00%           0.00%              -               -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%              -               -
Total return                                                 48.72%       (40.32)%        (34.12)%              -               -

                                                                                   Small Cap Value V.I.
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 5,619,858      2,878,303       2,143,053        698,892         284,808
Accumulation unit value                                 $    18.915         13.435          17.888         13.981          12.368
Number of accumulation units outstanding                    297,114        214,238         119,801         49,990          23,027
Investment income as a percent of average net assets          0.09%          0.00%           0.38%          0.42%           0.73%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%          1.50%           1.50%
Total return                                                 40.79%       (24.89)%          27.95%         13.04%          31.87%

                                                                                     Basic Value V.I.
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001           2000            1999<F1>
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 3,113,972      1,410,248         757,483         190,128         46,967
Accumulation unit value                                 $    12.085          9.207          11.366          11.067          9.973
Number of accumulation units outstanding                    257,674        153,166          66,644          17,180          4,710
Investment income as a percent of average net assets          1.49%          1.55%           1.63%           2.27%          4.22%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%           1.50%          1.50%
Total return                                                 31.26%       (19.00)%           2.70%          10.97%         19.31%

                                                                                        VP Balanced
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            -----          ----            ----
Net assets                                              $ 1,277,638        702,417         352,407               -              -
Accumulation unit value                                 $    10.119          8.599           9.651               -              -
Number of accumulation units outstanding                    126,257         81,687          36,514               -              -
Investment income as a percent of average net assets          2.28%          2.10%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 17.68%       (10.90)%         (4.98)%               -              -

                                                                                  VP Capital Appreciation
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   320,060        162,158          85,184               -              -
Accumulation unit value                                 $     7.578          6.385           8.226               -              -
Number of accumulation units outstanding                     42,236         25,397          10,356               -              -
Investment income as a percent of average net assets          0.00%          0.00%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 18.68%       (22.38)%        (29.14)%               -              -

                                                                                    VP Income and Growth
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   540,966        197,923         132,138               -              -
Accumulation unit value                                 $     9.251          7.260           9.140               -              -
Number of accumulation units outstanding                     58,478         27,264          14,457               -              -
Investment income as a percent of average net assets          0.99%          0.79%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                  0.99%       (20.57)%         (9.72)%               -              -

                                                                                          VP Ultra
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   759,986        378,533         196,037               -              -
Accumulation unit value                                 $     8.424          6.847           8.992               -              -
Number of accumulation units outstanding                     90,216         55,288          21,801               -              -
Investment income as a percent of average net assets          0.00%          0.27%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 23.03%       (23.85)%        (10.08)%               -              -

                                                                                     VP International
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   206,856         90,329          43,469               -              -
Accumulation unit value                                 $     8.119          6.619           8.439               -              -
Number of accumulation units outstanding                     25,478         13,646           5,151               -              -
Investment income as a percent of average net assets          0.60%          0.48%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 22.66%       (21.57)%        (30.23)%               -              -

                                                                                     Dual Strategy Fund
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001            2000           1999<F1>
                                                             ----           ----            ----            ----           ----
Net assets                                              $11,461,787      7,161,448       6,491,964       4,238,147      1,272,443
Accumulation unit value                                 $     8.528          6.904           9.351          10.705         10.827
Number of accumulation units outstanding                  1,344,082      1,037,323         694,276         395,899        117,520
Investment income as a percent of average net assets          1.26%          0.94%           1.42%           1.52%          0.00%
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%           1.50%          1.50%
Total return                                                 23.52%       (26.17)%        (12.65)%         (1.13)%       (10.71)%

                                                                                      U.S. Government
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $ 1,585,304        979,083         394,379               -              -
Accumulation unit value                                 $    11.148         11.055          10.291               -              -
Number of accumulation units outstanding                    142,208         88,566          38,323               -              -
Investment income as a percent of average net assets          3.16%          2.79%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                  0.84%          7.42%           5.44%               -              -

                                                                                    Capital Appreciation
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   119,148         51,994          20,621               -              -
Accumulation unit value                                 $     7.672          6.285           8.281               -              -
Number of accumulation units outstanding                     15,531          8,273           2,490               -              -
Investment income as a percent of average net assets          0.41%          0.00%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 22.07%       (24.10)%        (26.15)%               -              -

                                                                                       AMT Balanced
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   511,087        323,527         342,197               -              -
Accumulation unit value                                 $     8.864          7.739           9.482               -              -
Number of accumulation units outstanding                     57,656         41,807          36,090               -              -
Investment income as a percent of average net assets          1.92%          2.48%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 14.54%       (18.38)%        (14.65)%               -              -

                                                                                         AMT Growth
                                                        -------------------------------------------------------------------------
                                                             2003           2002            2001<F1>       2000            1999
                                                             ----           ----            ----           ----            ----
Net assets                                              $   195,515        104,524          52,460               -              -
Accumulation unit value                                 $     7.323          5.657           8.342               -              -
Number of accumulation units outstanding                     26,700         18,478           6,289               -              -
Investment income as a percent of average net assets          0.00%          0.00%           0.00%               -              -
Expenses as a percent of average net assets                   1.50%          1.50%           1.50%               -              -
Total return                                                 29.45%       (32.19)%        (31.40)%               -              -

<F1>
     Investment income and expense ratios are annualized.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 2003



(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          Effective May 1, 2001, Account B added Technology Growth, VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth segregated subaccounts as options available to the contract owners.

          One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter M of the Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from zero to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account B. At December 31, 2003, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2003.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (f)  New Accounting Pronouncement

          During 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 (SOP 03-5), "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide "Audits of Investment Companies." SOP 03-5 requires separate accounts with more than two levels of contract charges or net unit values per sub account to present the required financial highlights for contact expense levels that had units issued or outstanding during the reporting period. SOP 03-5 also provides guidance on the calculation of the expense ratio, total return ratio, and investment income ratio. SOP 03-5 is effective for annual financial statements for fiscal years ending after December 15, 2003. Account B has only one level of contract charges or net unit value and has been calculating the expense ratio, total return ratio, and investment income ratio in accordance with the guidance in SOP 03-5. Therefore, the adoption of this statement at December 31, 2003 did not have a material impact on the financial highlights or disclosures.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

                                             2003               2002
                                             ----               ----
     Social Responsible Growth             $ 91,852            96,065
     Stock Index                            135,101           128,086
     Growth and Income                       29,865            29,965
     Small Company Stock                     12,590            11,978
     International Value                      4,726             4,838
     Technology Growth                        2,368             1,321
     Small Cap Value V.I.                    45,288            33,608
     Basic Value V.I.                        15,345             8,326
     VP Balanced                              6,494             2,923
     VP Capital Appreciation                  1,750               900
     VP Income and Growth                     2,647             1,380
     VP Ultra                                 3,920             2,560
     VP International                           955               628
     Dual Strategy Fund                      63,960            61,554
     U. S. Government                         6,663             3,286
     Capital Appreciation                       617               383
     AMT Balanced                             1,936             1,136
     AMT Growth                                 972               578

     All such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2003 and 2002 were as follows:

                                                                       December 31, 2003
                                                                    Segregated Subaccounts
                                   --------------------------------------------------------------------------------------
                                     Socially                                     Small
                                   Responsible       Stock         Growth        Company     International     Technology
                                      Growth         Index       and Income       Stock          Value           Growth
                                      ------         -----       ----------       -----          -----           ------
Accumulation units:
  Outstanding, beginning
    of year                         1,135,310      1,696,711       503,816       203,864         79,758          35,608
  Increase for purchase
    payments received                 301,326        440,152       128,621        48,829         25,731          54,118
  Decrease for withdrawal
    of funds                          (24,655)       (26,204)      (16,225)      (15,971)        (3,826)         (3,087)
                                    ---------      ---------      --------       -------        -------          ------
  Outstanding, end of year          1,411,981      2,110,659       616,212       236,722        101,663          86,639
                                    =========      =========      ========       =======        =======          ======


                                                    December 31, 2003
                                                 Segregated Subaccounts
                                                -------------------------
                                                Small Cap        Basic
                                                Value V.I.     Value V.I.
                                                ----------     ----------
Accumulation units:
  Outstanding, beginning of year                 214,238        153,166
  Increase for purchase payments received         96,947        106,689
  Decrease for withdrawal of funds               (14,071)        (2,181)
                                                 -------        -------
  Outstanding, end of year                       297,114        257,674
                                                 =======        =======

                                                                         December 31, 2003
                                                                      Segregated Subaccounts
                                        -------------------------------------------------------------------------------------
                                                           VP              VP                                         Dual
                                           VP           Capital        Income and       VP            VP            Strategy
                                        Balanced      Appreciation       Growth        Ultra     International        Fund
                                        --------      ------------       ------        -----     -------------        ----
Accumulation units:
  Outstanding, beginning of year         81,687          25,397          27,264        55,288       13,646         1,037,323
  Increase for purchase
    payments received                    47,227          17,813          32,242        37,572       13,222           328,167
  Decrease for withdrawal
    of funds                             (2,657)           (974)         (1,028)       (2,644)      (1,390)          (21,408)
                                        -------          ------          ------        ------       ------         ---------
  Outstanding, end of year              126,257          42,236          58,478        90,216       25,478         1,344,082
                                        =======          ======          ======        ======       ======         =========


                                                         December 31, 2003
                                                      Segregated Subaccounts
                                      -----------------------------------------------------
                                          U.S.          Capital           AMT          AMT
                                      Government     Appreciation      Balanced      Growth
                                      ----------     ------------      --------      ------
Accumulation units:
  Outstanding, beginning of year         88,566          8,273          41,807       18,478
  Increase for purchase
    payments received                    61,297          7,711          16,850        9,397
  Decrease for withdrawal
    of funds                             (7,655)          (453)         (1,001)      (1,175)
                                        -------         ------          ------       ------
  Outstanding, end of year              142,208         15,531          57,656       26,700
                                        =======         ======          ======       ======

                                                                       December 31, 2002
                                                                    Segregated Subaccounts
                                   --------------------------------------------------------------------------------------
                                     Socially                                     Small
                                   Responsible       Stock         Growth        Company     International     Technology
                                      Growth         Index       and Income       Stock          Value           Growth
                                      ------         -----       ----------       -----          -----           ------
Accumulation units:
  Outstanding, beginning
     of year                         766,867       1,239,428       373,878       165,204         56,210          11,448
  Increase for purchase
    payments received                390,462         476,658       142,077        47,795         26,236          24,696
  Decrease for withdrawal
    of funds                         (22,019)        (19,375)      (12,139)       (9,135)        (2,688)           (536)
                                   ---------       ---------       -------       -------         ------          ------
Outstanding, end of year           1,135,310       1,696,711       503,816       203,864         79,758          35,608
                                   =========       =========       =======       =======         ======          ======


                                                    December 31, 2002
                                                 Segregated Subaccounts
                                                -------------------------
                                                Small Cap        Basic
                                                Value V.I.     Value V.I.
                                                ----------     ----------
Accumulation units:
  Outstanding, beginning of year                 119,801         66,644
  Increase for purchase payments received        103,424         88,261
  Decrease for withdrawal of funds                (8,987)        (1,739)
                                                 -------        -------
  Outstanding, end of year                       214,238        153,166
                                                 =======        =======


                                                                         December 31, 2002
                                                                      Segregated Subaccounts
                                        -------------------------------------------------------------------------------------
                                                           VP              VP                                         Dual
                                           VP           Capital        Income and       VP            VP            Strategy
                                        Balanced      Appreciation       Growth        Ultra     International        Fund
                                        --------      ------------       ------        -----     -------------        ----
Accumulation units:
  Outstanding, beginning of year         36,514          10,356          14,457        21,801         5,151           694,276
  Increase for purchase
    payments received                    50,281          15,366          19,556        34,203        10,012           367,458
  Decrease for withdrawal
    of funds                             (5,108)           (325)         (6,749)         (716)       (1,517)          (24,411)
                                         ------          ------          ------        ------        ------         ---------
  Outstanding, end of year               81,687          25,397          27,264        55,288        13,646         1,037,323
                                         ======          ======          ======        ======        ======         =========

                                                         December 31, 2002
                                                      Segregated Subaccounts
                                      -----------------------------------------------------
                                          U.S.          Capital           AMT          AMT
                                      Government     Appreciation      Balanced      Growth
                                      ----------     ------------      --------      ------
Accumulation units:
  Outstanding, beginning of year        38,323           2,490          36,090        6,289
  Increase for purchase
    payments received                   54,807           5,930          20,325       12,801
  Decrease for withdrawal
    of funds                            (4,564)           (147)        (14,608)        (612)
                                        ------           -----         -------       ------
Outstanding, end of year                88,566           8,273          41,807       18,478
                                        ======           =====         =======       ======

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2003 and 2002 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2003

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1(o) to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments, effective October 1, 2003.


                                            KPMG LLP


Oklahoma City, Oklahoma
March 12, 2004

                            AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                        Consolidated Balance Sheets
                                         December 31, 2003 and 2002
                                  (In thousands, except per share amounts)
  Assets                                                                2003                  2002
                                                                 -------------------   -------------------
Investments:
     Fixed maturities, at fair value
        (amortized cost of $1,224,296 and $1,476,987
        in 2003 and 2002, respectively)                          $     1,257,069       $     1,556,036
     Equity securities, at fair value:
        Preferred stocks (cost of $5,045 and $14,061 in
           2003 and 2002, respectively)                                    5,231                14,646
        Common stocks (cost of $14,898 and $7,397 in
           2003 and 2002, respectively)                                   15,190                 7,524
     Trading investments                                                 543,173                    --
     Mortgage loans on real estate, net                                  238,758               223,124
     Investment real estate, at cost (less accumulated
        depreciation of $9 and $8 in 2003 and 2002,
        respectively)                                                      4,133                 4,134
     Policy loans                                                         27,445                26,814
     Short-term and other investments                                     33,928                15,941
                                                                 -------------------   -------------------
                                                                       2,124,927             1,848,219
                                                                 -------------------   -------------------
Cash                                                                      21,339                41,314
                                                                 -------------------   -------------------
Accrued investment income                                                 20,928                20,899
                                                                 -------------------   -------------------
Accounts receivable:
     Uncollected premiums                                                 58,037                58,088
     Reinsurance receivable                                              714,555               672,710
     Other                                                                11,329                13,321
                                                                 -------------------   -------------------
                                                                         783,921               744,119
Deferred policy acquisition costs                                        308,958               284,416
Other assets                                                               6,462                 7,478
Separate account assets                                                  261,165               198,258
                                                                 -------------------   -------------------
                 Total assets                                    $     3,527,700       $     3,144,703
                                                                 ===================   ===================

                      Liabilities and Stockholder's Equity              2003                  2002
                                                                 -------------------   -------------------
Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                         $       756,356       $       722,716
        Accident and health                                              289,811               263,432
     Unearned premiums                                                     2,567                 3,224
     Benefits payable                                                     64,529                64,421
     Funds held under deposit administration contracts                   631,016               582,386
     Other policy liabilities                                            127,522               122,865
                                                                 -------------------   -------------------
                                                                       1,871,801             1,759,044
                                                                 -------------------   -------------------
Other liabilities:
     Funds withheld under reinsurance contract (notes 11 and 12)         520,609               482,730
     Derivative in funds withheld under reinsurance contract
        (note 1)                                                          37,188                   --
     Net deferred income tax liability                                    76,371                85,819
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                             96,328               106,659
                                                                 -------------------   -------------------
                                                                         730,496               675,208
Notes payable                                                            297,928               148,643
Separate account liabilities                                             261,165               198,258
                                                                 -------------------   -------------------
                 Total liabilities                                     3,161,390             2,781,153
                                                                 -------------------   -------------------
Stockholder's equity:
     Common stock, par value $10 per share.  250,000
        shares authorized, issued, and outstanding                         2,500                 2,500
     Additional paid-in capital                                           31,538                29,276
     Accumulated other comprehensive income                               21,610                47,053
     Retained earnings                                                   310,662               284,721
                                                                 -------------------   -------------------
                 Total stockholder's equity                              366,310               363,550
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                 -------------------   -------------------
                 Total liabilities and stockholder's equity      $     3,527,700       $     3,144,703
                                                                 ===================   ===================

See accompanying notes to consolidated financial statements.

                                        AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES
                                         Consolidated Statements of Income
                                   Years ended December 31, 2003, 2002, and 2001
                                      (In thousands, except per share amounts)
                                                                           2003           2002           2001
                                                                        ------------   ------------   ------------
Revenues:
    Premiums:
      Life and annuity                                                  $ 29,472       $ 30,374       $ 33,411
      Accident and health                                                385,020        336,425        274,097
                                                                        ------------   ------------   ------------
                                                                         414,492        366,799        307,508
    Net investment income                                                111,190         73,747         65,297
    Other income, net                                                     33,057         18,763         33,185
                                                                        ------------   ------------   ------------
              Total revenues                                             558,739        459,309        405,990
                                                                        ------------   ------------   ------------
Benefits:
    Benefits paid or provided:
      Life and annuity                                                    27,619         22,858         26,714
      Accident and health                                                205,351        175,925        138,037
    Interest credited to funded contracts                                 28,613         27,887         28,148
    Increase (decrease) in reserves for future policy benefits:
      Life and annuity (net of increase in reinsurance
         reserves ceded of $34,631, $34,876, and  $49,463 in
         2003, 2002, and 2001, respectively)                                (991)        (1,575)           597
      Accident and health (net of increase [decrease] in
         reinsurance reserves ceded of $10,706, $[1,857], and
         $[10,239], in 2003, 2002, and 2001, respectively)                15,673         14,804         21,707
      Decrease in fair value of derivative in funds withheld under
         reinsurance contract                                             (4,215)            --             --
                                                                        ------------   ------------   ------------
                                                                         272,050        239,899        215,203
                                                                        ------------   ------------   ------------
Expenses:
    Selling costs                                                        120,481        113,345         93,159
    Other operating, administrative, and general expenses                 80,450         73,171         71,668
    Taxes, other than federal income taxes, and licenses
      and fees                                                            14,229         16,620         12,118
    Increase in deferred policy acquisition costs                        (24,542)       (10,909)       (31,269)
                                                                        ------------   ------------   ------------
                                                                         190,618        192,227        145,676
                                                                        ------------   ------------   ------------
              Total benefits and expenses                                462,668        432,126        360,879
                                                                        ------------   ------------   ------------
              Income before income tax expense and cumulative
                effect of change in accounting principle                  96,071         27,183         45,111
                                                                        ------------   ------------   ------------
Income tax expense (benefit):
    Current                                                               11,077          6,630          3,358
    Deferred                                                              18,743         (1,006)        10,837
                                                                        ------------   ------------   ------------
                                                                          29,820          5,624         14,195
                                                                        ------------   ------------   ------------
    Income before cumulative effect of change in accounting
      principle                                                           66,251         21,559         30,916
Cumulative effect of change in accounting principle, net of
    deferred tax benefit of $14,491 (note 1)                             (26,912)            --             --
                                                                        ------------   ------------   ------------
              Net income                                                $ 39,339       $ 21,559       $ 30,916
                                                                        ============   ============   ============
Basic net income per share before cumulative effect of
    change in accounting principle                                    $      265.00         --             --
Basic net income per share                                            $      157.36          86.24         123.66

See accompanying notes to consolidated financial statements.

                                     AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                       Consolidated Statements of Stockholder's Equity
                                        Years ended December 31, 2003, 2002, and 2001
                                                        (In thousands)
                                                                                               Accumulated
                                                            Additional                           other            Total
                                             Common           paid-in         Retained         comprehensive   stockholder's
                                              stock           capital         earnings         income (loss)      equity
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2000                $    2,500       $   23,244       $  261,779       $      (7,195)    $  280,328
Comprehensive income:
     Net income                                  --               --            30,916              --             30,916
     Net change in unrealized holding
        loss on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --            22,728            22,728
                                                                                                               -------------
     Comprehensive income                                                                                          53,644
Capital contribution                             --             4,221              --               --              4,221
Dividends paid                                   --               --           (15,994)             --            (15,994)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2001                     2,500           27,465          276,701           15,533           322,199
Comprehensive income:
     Net income                                  --               --            21,559              --             21,559
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --            36,308            36,308
     Minimum pension liability
        adjustment, net of tax                   --               --               --               (4,788)        (4,788)
                                                                                                               -------------
     Comprehensive income                                                                                          53,079
Capital contribution                             --             1,811              --               --              1,811
Dividends paid                                   --               --           (13,539)             --            (13,539)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2002                     2,500           29,276          284,721           47,053           363,550
Comprehensive income:
     Net income                                  --               --            39,339              --             39,339
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --              (30,231)       (30,231)
     Minimum pension liability
        adjustment, net of tax                   --               --               --             4,788             4,788
                                                                                                               -------------
     Comprehensive income                                                                                          13,896
Capital contribution                             --             2,262              --               --              2,262
Dividends paid                                   --               --           (13,398)             --            (13,398)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2003                $    2,500       $   31,538       $  310,662       $   21,610        $  366,310
                                          ==============   ==============   ==============   ==============    =============

See accompanying notes to consolidated financial statements.

                                     AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                            Consolidated Statements of Cash Flows
                                        Years ended December 31, 2003, 2002, and 2001
                                                        (In thousands)
                                                                         2003                2002                2001
                                                                   -----------------   -----------------   -----------------
Cash flows from operating activities:
    Net income                                                     $        39,339     $        21,559     $        30,916
                                                                   -----------------   -----------------   -----------------
    Adjustments to reconcile net income to net cash provided by operating activities:
          Provision for depreciation                                             1                   3                  46
          Accretion of discount on investments                              (3,674)             (4,286)             (2,822)
          Realized (gains) losses on investments                            (7,782)             (2,366)              4,556
          Net purchases, sales, and maturities of
             trading investments                                           (15,725)                --                  --
          Increase in deferred policy acquisition costs                    (24,542)            (10,909)            (31,269)
          (Increase) decrease in accrued investment income                     (29)             (1,971)              1,621
          Increase in accounts receivable                                  (39,802)            (27,624)            (63,538)
          Decrease (increase) in other assets, net of
             realized gains                                                  1,016              (2,091)                665
          Increase in policy liabilities                                    59,470              55,924             121,658
          Interest credited on deposit and other
             investment-type contracts                                      28,613              27,887              28,148
          Charges on deposit and other
             investment-type contracts                                     (11,921)             (6,667)             (8,190)
          Increase in general expenses, taxes, licenses
             and fees payable, funds withheld under
             reinsurance contract, and other liabilities                    34,915              58,901              60,595
          Cumulative effect of change in accounting principle               41,403                 --                  --
          Decrease in fair value of derivative in funds
             withheld under reinsurance contract                            (4,215)                --                  --
          Transfer of securities available for sale to trading             (37,938)                --                  --
          Net change in fair value of trading investments                    4,257                 --                  --
          Deferred income taxes                                              4,252              (1,006)             10,837
                                                                   -----------------   -----------------   -----------------
                Total adjustments                                           28,299              85,795             122,307
                                                                   -----------------   -----------------   -----------------
                Net cash provided by operating activities                   67,638             107,354             153,223
                                                                   -----------------   -----------------   -----------------
Cash flows from investing activities: Sale, maturity, or repayment of investments:
       Fixed maturities available for sale                                 620,955             606,026             621,559
       Equity securities available for sale                                 10,653               3,749               5,734
       Mortgage loans on real estate                                        23,649              22,904              17,676
       Real estate                                                             --                  --                3,344
    Net change in short-term and other investments,
       net of realized gains                                               (14,067)             23,103              (7,659)
    Purchase of investments:
       Fixed maturities available for sale                                (851,551)           (759,674)           (666,993)
       Equity securities available for sale                                (11,677)             (4,677)               (672)
       Mortgage loans on real estate                                       (39,688)            (56,378)            (48,941)
    Net change in policy loans                                                (631)             (1,195)               (134)
                                                                   -----------------   -----------------   -----------------
                Net cash used in investing activities              $      (262,357)    $      (166,142)    $       (76,086)
                                                                   -----------------   -----------------   -----------------

                                                                        2003                2002                 2001
                                                                   -----------------   ------------------  -----------------
Cash flows from financing activities:
    Dividends paid to parent                                       $       (13,398)    $        (13,539)   $       (14,719)
    Capital contribution from parent                                         2,262                1,811              4,221
    Proceeds from notes payable                                            175,000               20,000                --
    Repayment of notes payable                                             (25,715)                (714)           (10,714)
    Deposits to deposit and other
       investment-type contracts                                            87,426               76,438             62,791
    Withdrawals from deposit and other
       investment-type contracts                                           (50,831)             (54,546)           (65,833)
                                                                   -----------------   ------------------  -----------------
             Net cash provided by (used in)
                financing activities                                       174,744               29,450            (24,254)
                                                                  -----------------    ------------------  -----------------
             Net (decrease) increase in cash                               (19,975)             (29,338)            52,883
Cash, beginning of year                                                     41,314               70,652             17,769
                                                                   -----------------   ------------------  -----------------
Cash, end of year                                                  $        21,339     $         41,314    $        70,652
                                                                   =================   ==================  =================

Supplemental disclosure of cash flow information: Cash paid during the year for:
       Interest on notes payable                                   $         9,722     $          8,056    $         8,406
       Federal income taxes, net of refunds received                         7,460               10,271             20,500
Supplemental disclosure of noncash investing activities:
    Change in net unrealized holding gain on investment
       available for sale, net of deferred tax benefit
       (expense) of $16,279, $(19,392), and $(12,394)
        in 2003, 2002, and 2001, respectively                              (30,231)              36,308             22,728
    Minimum pension liability adjustment, net of
       deferred tax (expense) benefit of $(2,579) and
       $2,579 in 2003 and 2002, respectively                                 4,788               (4,788)               --
    Transfer of available for sale investments to trading,
       with an unrealized holding gain of $37,938                          492,878                  --                 --
Supplemental disclosure of amounts transferred
    to parent company through dividend of affiliated
    companies:
       Real estate                                                             --                   --              10,449
       Accounts receivable                                                     --                   --                  13
       Accrued investment income                                               --                   --                   5
       Other assets                                                            --                   --                 250
       Notes payable                                                           --                   --               9,042
       Deferred tax liability                                                  --                   --                  44
       Other liabilities                                                       --                   --                 356

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002, and 2001


(1)  Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 30% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 340 salaried managers and agents, and over 8,100 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through the internet and through independent brokers.

     (b) Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale or trading.

          The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value, except for the Company's investment in common stock of the Federal Home Loan Bank of Topeka, which is a required investment that is carried at cost. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts for Account B and the 18 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2003, 2002, and 2001, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          On April 2, 2003, the Financial Accounting Standards Board (FASB) cleared SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The effective date of the implementation guidance in the Statement is the first day of the first quarter beginning after September 15, 2003.

          The fair value of the embedded derivative at the date of adoption of the Statement on October 1, 2003 created a loss of approximately $26,912,000, net of taxes of approximately $14,491,000 and this has been accounted for as a cumulative effect of a change in accounting principle. The decrease in the embedded derivative from October 1, 2003 to December 31, 2003 of approximately $4,215,000 is included in the consolidated statement of income as the change in the fair value of derivative in funds withheld under reinsurance contract. Additionally, the Statement provided for companies that have ceded insurance under existing reinsurance arrangements may reclassify investment securities from available for sale into trading, without calling into question the intent of those companies to hold other investment securities as available for sale; however, those "taint-free" reclassifications are limited to the amount and type of securities related to the embedded derivative that is being newly accounted for as a derivative in conjunction with the initial application of the Statement. The Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000. The unrealized gain at the date of the transfer of approximately $37,938,000 was recognized in earnings and is included in net investment income in the consolidated statements of income.

          The following compares reported net income, for 2003, 2002, and 2001 to pro forma net income, assuming the provisions of the Statement were in effect for all years presented (in thousands):

                               2003            2002            2001
                           -------------   -------------   -------------
Net income, as reported   $   39,339          21,559          30,916
                           =============   =============   =============
Pro forma net income      $   42,907          19,485          29,422
                           =============   =============   =============

          In December 2003, the FASB issued FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46R) which addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. FIN 46R replaces FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51, which was issued January 2003. Non-public enterprises, such as the Company, must apply their revised Interpretation immediately to all entities created after December 31, 2003, and to all other entities no later than the beginning of the first reporting period beginning after December 15, 2004. The application of FIN 46R is not expected to have a material effect on the Company's financial statements and no consolidation or disclosure is anticipated.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. This statement is effective for fiscal years beginning after December 15, 2003. The Company does not expect the adoption of SOP 03-1 to have a material impact on the results of operations or financial condition.

          In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an Interpretation of FASB Statements No. 5, 57 and 107 and a Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 elaborates on the disclosures to be made by a guarantor in its financial statements about its obligations under guarantees issued. FIN 45 also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of FIN 45 are applicable to guarantees issued or modified after December 31, 2002 and did not have an effect on the Company's consolidated financial statements. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (note 14).

          In May 2003, the FASB issued FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. This Statement establishes standards for the classification and measurement of certain financial instruments with characteristics of both liabilities and equity. The Statement also includes required disclosures for financial instruments within the scope. For the Company, the Statement will be effective as of January 1, 2004, except for mandatorily redeemable financial instruments. For certain mandatorily redeemable financial instruments, the Statement will be effective for the Company on January 1, 2005. The effective date has been deferred indefinitely for certain other types of mandatorily redeemable financial instruments. The Company currently does not have any financial instruments that are within the scope of this Statement.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of accounting principles generally accepted in the United States of America. The Company reported statutory net income for the years ended December 31, 2003, 2002, and 2001 of approximately $19,646,000,
     $19,656,000, and $15,676,000, respectively. The Company reported statutory capital and surplus at December 31, 2003 and 2002 of approximately $161,092,000 and $146,661,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At December 31, 2003 and 2002, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                                           2003                  2002                  2001
                                                     ------------------   -------------------   -------------------
Interest on fixed maturities                         $       97,146       $        95,158       $        94,862
Dividends on equity securities                                1,238                 1,404                 1,694
Interest on mortgage loans                                   19,038                17,281                13,883
Investment real estate income                                     5                     5                   351
Interest on policy loans                                      1,991                 2,994                 2,519
Interest on short-term investments                               15                   757                 1,283
Net realized gains (losses)                                   7,782                 2,366                (4,556)
Unrealized holding gain on transfer of
     investments available for sale to trading               37,938                   --                    --
Change in fair value of trading investments                  (4,257)                  --                    --
Other                                                            90                   (66)                 (759)
                                                     ------------------   -------------------   -------------------
                                                            160,986               119,899               109,277
Less reinsurance allowance for investment
     income under funds withheld arrangement
     (note 12)                                              (33,385)              (31,891)              (29,575)
Less investment expenses                                    (16,411)              (14,261)              (14,405)
                                                     ------------------   -------------------   -------------------
                 Net investment income               $      111,190       $        73,747       $        65,297
                                                     ==================   ===================   ===================

       Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                           2003                        2002                         2001
                                ---------------------------  ---------------------------  ---------------------------
                                  Realized     Unrealized     Realized      Unrealized     Realized      Unrealized
                                ------------- -------------  ------------  -------------  ------------  -------------
Fixed maturities available      $     3,823   $   (46,276)   $    4,423    $    55,484    $   (6,469)   $    34,961
for sale
Equity securities available             417          (234)          --             216            49            161
for sale
Trading securities                       27        33,681           --             --            --             --
Real estate                             --            --            --             --          1,545            --
Mortgage loans                         (405)          --           (539)           --           (316)           --
Short-term and other                  3,920           --         (1,518)           --            635            --
                                ------------- -------------  ------------  -------------  ------------  -------------
                                $     7,782   $   (12,829)   $    2,366    $    55,700    $   (4,556)   $    35,122
                                ============= =============  ============  =============  ============  =============

       Included in the above realized gains (losses) is the increase in the allowance for possible losses on mortgage loans of $405,000, $539,000, and $316,000 in 2003, 2002, and 2001, respectively.

       The gross unrealized holding gains on equity securities available for sale were approximately $478,000 and $720,000 in 2003 and 2002, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $8,000 in 2002.

       The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                  December 31, 2003
                                    ---------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                       Amortized           holding            holding            Estimated
                                          cost              gains              losses           fair value
                                    -----------------  -----------------  -----------------  ------------------
U.S. Treasury securities and
     obligations of U.S.
     government corporations        $        282,791   $          5,666   $         (3,209)  $         285,248
States and territories                        13,692                104               (296)             13,500
Special revenue                                1,507                 19                 --               1,526
Corporate securities                         443,716             26,645             (2,255)            468,106
Mortgage-backed securities                   482,590             10,592             (4,493)            488,689
                                    -----------------  -----------------  -----------------  ------------------
                 Total              $      1,224,296   $         43,026   $        (10,253)  $       1,257,069
                                    =================  =================  =================  ==================

                                                                   December 31, 2002
                                    ---------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                       Amortized           holding            holding            Estimated
                                          cost              gains              losses           fair value
                                    -----------------  -----------------  -----------------  ------------------
U.S. Treasury securities and
     obligations of U.S.
     government corporations        $        239,859   $          9,100   $           (12)   $         248,947
States and territories                        39,402              4,839               --                44,241
Special revenue                                1,516                 30               --                 1,546
Corporate securities                         699,440             45,380            (3,533)             741,287
Mortgage-backed securities                   496,770             23,383              (138)             520,015
                                    -----------------  -----------------  -----------------  ------------------
                 Total              $      1,476,987   $         82,732   $        (3,683)   $       1,556,036
                                    =================  =================  =================  ==================

       The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2003 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 Amortized             Estimated
                                                    cost               fair value
                                             -------------------   -------------------
Due in one year or less                      $        33,891       $        34,043
Due after one year through five years                147,106               153,881
Due after five years through ten years               270,238               280,733
Due after ten years                                  290,471               299,723
                                             -------------------   -------------------
                                                     741,706               768,380
Mortgage-backed securities                           482,590               488,689
                                             -------------------   -------------------
                 Total                       $     1,224,296       $     1,257,069
                                             ===================   ===================

       Proceeds from sales of investments in fixed maturities available for sale were approximately $119,920,000, $310,224,000, and $486,169,000 in 2003,
       2002, and 2001, respectively. Gross gains of approximately $4,514,000, $9,437,000, and $17,199,000 and gross losses of approximately $3,020,000,
       $6,089,000, and $24,336,000 were realized on those sales in 2003, 2002, and 2001, respectively. In addition, the Company realized net gains of approximately $2,329,000, $1,075,000, and $668,000 during 2003, 2002, and
       2001, respectively, on investments in fixed maturities that were called or prepaid.

       At October 1, 2003, the Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000 to trading (note 1(o)). The unrealized gain at the date of transfer of approximately $37,938,000 is included in net investment income.

       At December 31, 2003, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $543,173,000. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the year ended December 31, 2003 were approximately $27,000 and are included in net investment income. Net unrealized holdings losses on trading securities held at year end for 2003 were approximately $33,681,000.

       Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003, were as follows (in thousands):

                                    Less than 12 months          12 months or longer                Total
                                ---------------------------  ---------------------------  ---------------------------
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair value      losses      Fair value       losses      Fair value       losses
                                ------------- -------------  ------------  -------------  ------------  -------------
U.S. Treasury securities
    and obligations of U.S.
    government corporations     $    85,823   $    (3,209)   $      --     $        --    $   85,823    $    (3,209)
States and territories                9,488          (296)          --              --         9,488           (296)
Corporate securities                 59,161        (2,255)          --              --        59,161         (2,255)
Mortgage-backed securities          166,407        (4,484)        1,231             (9)      167,638         (4,493)
                                ------------- -------------  ------------  -------------  ------------  -------------
        Total                   $   320,879   $   (10,244)   $    1,231    $        (9)   $  322,110    $   (10,253)
                                ============= =============  ============  =============  ============  =============

       The unrealized losses in U.S. Treasury securities and obligations of U.S. government corporations are due to interest rate fluctuations which resulted in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. Because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in States and territories are taxable municipal bonds issued by the state of New Jersey and the State of Illinois. These bonds are high grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in corporate securities are comprised of corporate bonds and convertible bonds. All bonds are investment grade and have no credit impairments. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in mortgage-backed securities are comprised of federal agency mortgage-backed securities, federal agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a US government agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       Included in short-term and other investments at December 31, 2003 and 2002, respectively, are derivative instruments of approximately $10,242,000 and $3,116,000, which are carried at fair value. Upon the adoption of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, on January 1, 2001, the Company recorded the cumulative effect of this change in accounting principle of approximately $375,000, before tax, as a realized gain in the 2001 consolidated statement of income. The net change in the fair value of these derivatives in 2003, 2002 and 2001 of approximately $4,331,000, ($1,518,000) and $(85,000) respectively, before tax, is also reported as a realized gain (loss) in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

       At December 31, 2003 and 2002, investments with carrying values of approximately $2,177,000 and $2,199,000, respectively, were on deposit with state insurance departments as required by statute.

(4)    Fair Value of Financial Instruments

       A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                            2003                                2002
                                              ----------------------------------  ----------------------------------
                                                 Carrying          Estimated         Carrying          Estimated
                                                  amount          fair value          amount          fair value
                                              ----------------  ----------------  ----------------  ----------------
Financial assets:
    Cash                                      $      21,339     $      21,339     $      41,314     $      41,314
    Short-term and other investments                 33,928            33,928            15,941            15,941
    Accounts receivable                              69,366            69,366            71,409            71,409
    Accrued investment income                        20,928            20,928            20,899            20,899
    Reinsurance receivables on paid
       and unpaid benefits                          714,555           714,555           672,710           672,710
    Policy loans                                     27,445            27,445            26,814            26,814
    Fixed maturities available for sale           1,257,069         1,257,069         1,556,036         1,556,036
    Equity securities available for sale             20,421            20,421            22,170            22,170
    Trading investments                             543,173           543,173                --                --
    Mortgage loans                                  238,758           264,750           223,124           254,225
Financial liabilities:
    Certain policy liabilities                      687,604           681,894           641,353           634,723
    Other liabilities                                96,328            96,328           106,659           106,659
    Notes payable                                   297,928           310,601           148,643           168,663

       Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

       The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

       Policy Loans

       Policy loans have average interest yields of approximately 5.74% and 6.50% as of December 31, 2003 and 2002, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

       Fixed Maturities and Trading Investments

       The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

       Equity Securities

       The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

       Mortgage Loans

       Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.42% and 7.69% for December 31, 2003 and 2002, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.77% and 5.65% for December 31, 2003 and 2002, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

       Certain Policy Liabilities

       Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                            2003                                2002
                                              ----------------------------------  ----------------------------------
                                                 Carrying          Estimated         Carrying          Estimated
                                                  amount          fair value          amount          fair value
                                              ----------------  ----------------  ----------------  ----------------
                                                        (In thousands)                      (In thousands)
Funds held under deposit
    administration contracts                  $     631,016     $     624,484     $     582,386     $     574,682
Annuities                                            56,588            57,410            58,967            60,041

       Notes Payable

       The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

       Limitations

       Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)    Deferred Policy Acquisition Costs

       Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                   Life and            Accident and
                                                    annuity               health                 Total
                                               ------------------   -------------------   -------------------
Year ended December 31, 2003:
     Deferred costs                            $       11,580       $        65,786       $        77,366
     Amortization                                     (11,579)              (41,245)              (52,824)
                                               ------------------   -------------------   -------------------
                 Net increase                  $            1       $        24,541       $        24,542
                                               ==================   ===================   ===================
Year ended December 31, 2002:
     Deferred costs                            $       11,859       $        66,498       $        78,357
     Amortization                                     (15,652)              (51,796)              (67,448)
                                               ------------------   -------------------   -------------------
                 Net (decrease) increase       $       (3,793)      $        14,702       $        10,909
                                               ==================   ===================   ===================
Year ended December 31, 2001:
     Deferred costs                            $        9,071       $        54,928       $        63,999
     Amortization                                      (3,728)              (29,002)              (32,730)
                                               ------------------   -------------------   -------------------
                 Net increase                  $        5,343       $        25,926       $        31,269
                                               ==================   ===================   ===================

(6)    Reserves for Future Policy Benefits

       Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                                                       Interest
                                                             2003                  2002              assumptions
                                                      -------------------   -------------------   -------------------
Life and annuity reserves:
     Issued prior to 1970                             $         3,374       $         3,455             4.75%
     Issued 1970 through 1980                                  31,341                31,216         6.75% to 5.25%
     Issued after 1982 (indeterminate
        premium products)                                         778                   743        10.00% to 8.50%
     Issued through 1987 (acquired business)                    1,149                 1,184             11.00%
     Issued 1981-1994 (all other)                              36,652                35,944         8.50% to 7.00%
     Issued after 1994 (all other)                             18,616                14,634             7.00%
     Life contingent annuities                                 35,436                35,169           Various<F1>
     Group term life waiver of premium
        disabled lives                                          8,655                 8,361             6.00%
     Reserves acquired through assumption
        reinsurance agreement (note 12)                       620,355               590,220         5.50% to 2.25%
     All other life reserves                                      --                  1,790            Various
                                                      -------------------   -------------------
                                                      $       756,356       $       722,716
                                                      ===================   ===================

<F1>
     These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

       Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)    Liability for Benefits Payable

       The provision for benefits pertaining to prior years decreased by approximately $7,300,000 in 2003 primarily due to better-than-anticipated loss experience related to hospital indemnity business. The provision for benefits pertaining to prior years increased by approximately $1,000,000 in 2002 primarily due to fluctuations in the group medical line.

(8)    Notes Payable

       Notes payable as of December 31 are summarized as follows:

                                                                                  2003                  2002
                                                                            -------------------   -------------------
                                                                                         (In thousands)
6.07% line of credit, due in 2003, interest due monthly                     $           --        $        25,000
5.80% line of credit, due in 2004, interest due monthly                               5,000                 5,000
5.05% line of credit, due in 2005, interest due monthly                               1,428                 2,143
2.98% line of credit, due in 2006, interest due monthly                              25,000                   --
5.55% line of credit, due in 2008, interest due monthly                               6,500                 6,500
5.03% line of credit, due in 2008, interest due monthly                               5,000                 5,000
5.60% line of credit, due in 2009, interest due monthly                               5,000                 5,000
3.10% line of credit, due in 2009, interest due monthly                              10,000                10,000
6.19% line of credit, due in 2010, interest due monthly                              10,000                10,000
6.61% line of credit, due in 2010, interest due monthly                              10,000                10,000
6.33% line of credit, due in 2010, interest due monthly                              15,000                15,000
6.87% line of credit, due in 2010, interest due monthly                              15,000                15,000
6.31% line of credit, due in 2010, interest due monthly                              15,000                15,000
3.82% line of credit, due in 2012, interest due monthly                              10,000                10,000
1.65% line of credit, due in 2013, interest due monthly                             150,000                   --
5.87% line of credit, due in 2014, interest due monthly                              15,000                15,000
                                                                            -------------------   -------------------
                                                                            $       297,928       $       148,643
                                                                            ===================   ===================

       AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $297,928,000 and $148,643,000 at December 31, 2003 and 2002,
       respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $329,837,000 and $160,633,000 at December 31, 2003 and 2002,
       respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 150,639 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $15,064,000 at December 31, 2003.

       The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2003.

       Interest expense for the years ended December 31, 2003, 2002, and 2001 totaled approximately $9,865,000, $8,113,000, and $8,346,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

       Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2003 are as follows (in thousands):

2004                    $        5,000
2005                             1,428
2006                            25,000
2007                               --
2008                            11,500
Thereafter                     255,000
                        ------------------
                        $      297,928
                        ==================

(9)    Income Taxes

       Total 2003 and 2002 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, and increased dividends received deduction and tax-exempt interest.

       The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                                             2003                  2002
                                                                     -------------------   -------------------
Deferred tax assets:
     Other investments                                               $         1,026       $           771
     Life and health reserves                                                 31,005                29,461
     Minimum pension liability                                                   --                  2,579
     Other liabilities and assets                                              3,836                 3,054
     Derivative in funds withheld under reinsurance
        contract                                                              13,016                   --
                                                                     -------------------   -------------------
                 Total gross deferred tax assets                              48,883                35,865
                                                                     -------------------   -------------------
Deferred tax liabilities:
     Fixed maturities                                                        (24,776)              (28,441)
     Equity securities                                                          (509)                 (151)
     Deferred policy acquisition costs                                       (84,760)              (78,278)
     Due and deferred premiums                                               (15,209)              (14,814)
                                                                     -------------------   -------------------
                 Total gross deferred tax liabilities                       (125,254)             (121,684)
                                                                     -------------------   -------------------
                 Net deferred tax liability                          $       (76,371)      $       (85,819)
                                                                     ===================   ===================

       Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

       The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes income taxes receivable of approximately $2,212,000 and $5,829,000 at December 31, 2003 and 2002, respectively.

       The Company incurred approximately $4,516,000 in net capital losses during 2001. A capital loss carryback claim was allowed for approximately $1,402,000 of this capital loss and the remaining amount, approximately $3,114,000, was utilized in 2002.

       Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1983 levels. These balances, referred to as the "policyholders surplus account," were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,000.

(10) Other Comprehensive Income (Loss)

       The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                                       Year ended December 31, 2003
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding loss on available for sale investments:
        Unrealized holding loss arising during
           the period                                  $      (50,750)      $        17,764       $       (32,986)
        Plus: reclassification adjustment for
           gains included in net income                         4,240                (1,485)                2,755
Minimum pension liability                                       7,367                (2,579)                4,788
                                                       ------------------   -------------------   -------------------
Other comprehensive loss                               $      (39,143)      $        13,700       $       (25,443)
                                                       ==================   ===================   ===================

                                                                       Year ended December 31, 2002
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding gain on available for sale investments:
        Unrealized holding gain arising during
           the period                               $          51,277               (17,844)               33,433
        Plus: reclassification adjustment for
           gains included in net income                         4,423                (1,548)                2,875
Minimum pension liability                                      (7,367)                2,579                (4,788)
                                                       ------------------   -------------------   -------------------
Other comprehensive income                          $          48,333               (16,813)               31,520
                                                       ==================   ===================   ===================

                                                                       Year ended December 31, 2001
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding gain on available for sale investments:
        Unrealized holding gain arising during
           the period                                  $       28,702       $       (10,147)      $        18,555
        Less: reclassification adjustment for
           losses included in net income                        6,420                (2,247)                4,173
                                                       ------------------   -------------------   -------------------
Other comprehensive income                             $       35,122       $       (12,394)      $        22,728
                                                       ==================   ===================   ===================

     At December 31, 2003 and 2002, the components of accumulated other comprehensive income are as follows (in thousands):

                                                                               2003                  2002
                                                                        -------------------   -------------------
Unrealized holding gains, net of deferred tax liability
     of $11,641 and $27,920 in 2003 and 2002, respectively              $        21,610       $        51,841
Minimum pension liability, net of deferred tax benefit of
     $2,579 in 2002                                                                 --                 (4,788)
                                                                        -------------------   -------------------
                                                                        $        21,610       $        47,053
                                                                        ===================   ===================

(11)   Reinsurance

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2003 and 2002, reinsurance receivables with a carrying value of approximately $84,980,000 and $71,808,000, respectively, were associated with two reinsurers. In addition, reinsurance receivables of approximately $510,757,000 and $481,048,000 in 2003 and 2002, respectively, were associated with one reinsurer (note
       12).

       Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2003 and 2002, the face amounts of life insurance in force that are reinsured amounted to approximately $13,827,000,000 (approximately 66.2% of total life insurance in force) and $12,805,000,000 (approximately 61.9% of total life insurance in force), respectively.

       Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

       The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(214,804,000), $(235,456,000), and $(226,503,000), for
       life and accident and health reinsurance ceded, and $16,173,000, $13,940,000, and $10,659,000 for life and accident and health reinsurance assumed for the years ended December 31, 2003, 2002, and 2001, respectively.

       Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $180,385,000, $178,979,000, and $185,210,000 for the years ended December 31, 2003, 2002, and 2001, respectively.

(12)   Acquired Business

       (a)    Mid-Continent Life Insurance Company

              Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $520,609,000 and $482,730,000 to HLR and maintaining a funds withheld liability at December 31, 2003 and 2002, respectively.

              Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds was remitted to the Company in 2003.

              As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve
              (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

              The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

              Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2003 and 2002, before tax, was approximately $7,204,000 and $4,191,000, respectively and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

       (b)    American Standard Life and Accident Insurance Company

              Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $328,000, $379,000, and $437,000 of amortization was recorded in 2003, 2002, and 2001, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2003 and 2002 balance of the PVP asset approximates $1,776,000 and $2,104,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

              An estimate of the amortization of the PVP for the next five years is as follows:

2004                   $     284,000
2005                         245,000
2006                         210,000
2007                         178,000
2008                         150,000

(13)   Employee Benefit Plans

       The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

       Prior to 2003, the Company was the Plan sponsor. Effective January 1, 2003, the Plan sponsor was changed from AFA to AFC. The change in Plan sponsor increased the Company's equity by approximately $3,821,000 on January 1, 2003. The Company recorded a decrease of approximately $4,788,000, net of tax, on the additional minimum pension liability which is recognized as a component of other comprehensive income in 2003. The Company also recorded a decrease of approximately $967,000 in the prepaid pension asset which is recognized as a dividend paid in 2003. The Company contributed approximately $5,181,000 to the Plan during the year ended December 31, 2003.

       The Plan's funded status as of December 31, 2002 is summarized as follows (in thousands):

Actuarial present value of benefit obligation:
     Vested benefits                                              $        28,974
     Nonvested benefits                                                     3,238
                                                                  -------------------
                 Total accumulated benefit obligation             $        32,212
                                                                  ===================
Change in benefit obligation:
     Benefit obligation, beginning of period                      $        31,104
     Service cost                                                           2,803
     Interest cost                                                          2,225
     Actuarial loss                                                         6,071
     Benefits paid                                                         (1,406)
                                                                  -------------------
                 Benefit obligation, end of period                $        40,797
                                                                  ===================
Change in plan assets:
     Fair value of plan assets, beginning of period               $        25,245
     Actual return on plan assets                                          (2,782)
     Employer contributions                                                 4,040
     Benefits paid                                                         (1,406)
                                                                  -------------------
                 Fair value of plan assets, end of period         $        25,097
                                                                  ===================
Funded status at end of year:
     Plan assets less than projected benefit obligation           $       (15,700)
     Unrecognized net actuarial loss                                       15,952
     Unrecognized prior service cost due to plan amendment                    715
                                                                  -------------------
                 Prepaid pension cost                             $           967
                                                                  ===================

       In determining the projected benefit obligation, the weighted average assumed discount rates used were 6.75% in 2002. The rate of increase in future salary levels was 5% in 2002. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2002. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

       Net periodic pension cost for the years ended December 31 included the following (in thousands):

                                                         2002                  2001
                                                  -------------------   -------------------
Service cost - benefits earned during
     period                                       $         2,803       $         2,187
Interest costs                                              2,225                 1,954
Expected return on plan assets                             (2,432)               (2,521)
Net amortization and deferral                                 329                    37
                                                  -------------------   -------------------
                 Net periodic pension cost        $         2,925       $         1,657
                                                  ===================   ===================

       In 2002, the Company recorded an additional minimum pension liability for the difference between the accumulated benefit obligation and the fair value of plan assets at December 31, 2002, net of the Company's accrued benefit cost and unrecognized prior service cost at December 31, 2002. The additional liability of approximately $4,788,000, net of deferred tax benefit of approximately $2,579,000, is reported as a separate component of other comprehensive income.

       The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,810,000, $1,716,000, and $1,466,000 to this plan during the years ended December 31, 2003, 2002, and 2001, respectively.

(14)   Commitments and Contingencies

       Rent expense for office space and equipment for the years ended December 31, 2003, 2002, and 2001, was approximately $11,164,000, $10,079,000, and
       $9,216,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2003 under noncancelable long-term leases are as follows (in thousands):


2004                     $     3,012
2005                           2,121
2006                           1,370
2007                             936
2008                             304
Thereafter                       244

       The Company has pledged approximately $5,875,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

       The Company has outstanding mortgage loan commitments of approximately $13,555,000 and $8,384,000 at December 31, 2003 and 2002, respectively.

       As of December 31, 2003, the Company has an outstanding guarantee for approximately $5,595,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

       In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15)   Related-Party Transactions

       The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2003, 2002, and 2001, rentals paid under these leases were approximately $4,876,000, $4,723,000, and $4,210,000, respectively.

       During the years ended December 31, 2003, 2002, and 2001, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $4,409,000, $4,285,000, and $3,969,000, respectively.

       During the years ended December 31, 2003 and 2002, the Company paid management fees to AFC totaling approximately $3,857,000 and $3,977,000, respectively. During the year ended December 31, 2001, the Company paid management fees and investment advisory fees to AFC totaling approximately $2,844,000.

       The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $3,249,000, $2,747,000, and $2,203,000 in 2003, 2002, and 2001, respectively.

       During 2003, 2002, and 2001, the Company paid cash dividends to AFC of approximately $11,908,000, $13,539,000, and $14,030,000, respectively.

       During 2003, the Company paid dividends to AFC of approximately $967,000 in the form of a prepaid pension asset.

       During 2003, the Company paid dividends to AFC of approximately $523,000 in the form of a receivable from a subsidiary of AFC.

       During 2001, the Company paid dividends to AFC of approximately $1,964,000 in the form of common stock in affiliated companies (including the companies' cash balances of approximately $689,000).

       During 2003, 2002, and 2001, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,705,000, $2,289,000, and $3,693,000 for the years ended December 31, 2003, 2002, and 2001, respectively, and is included in selling costs and other operating, administrative, and general expenses.

       Short-term and other investments at December 31, 2003 and 2002 include a note receivable from a subsidiary of AFC totaling $480,000 and $330,000, respectively, which bears an interest rate of 7.5% per annum. The Company recorded investment income on the note of approximately $34,000 and $8,000 during the year ended December 31, 2003 and 2002, respectively. The Company has agreed to advance an additional $50,000 on this note in 2004, and the note matures in 2009.

       An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Schedule III - Business Segment Information
                  Years ended December 31, 2003, 2002, and 2001
                                 (In thousands)

       The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 2003, 2002, and 2001 are included in the table below.

       Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                              2003                  2002                  2001
                                                       -------------------   -------------------   -------------------
Total revenues:
     American Fidelity Education Services
        Division                                       $       268,082       $       241,354       $       202,684
     Association Worksite Division                             178,593               158,779               127,711
     Strategic Alliance Division                                67,096                47,066                55,043
     AFAmeriLife Division                                       43,010                10,274                17,593
     Noninsurance operations                                     1,958                 1,836                 2,959
                                                       -------------------   -------------------   -------------------
                                                       $       558,739       $       459,309       $       405,990
                                                       ===================   ===================   ===================
Pretax earnings (loss) including cumulative
     effect of change in accounting
     principle:
        American Fidelity Education Services
           Division                                    $        43,100       $        35,698       $        32,493
        Association Worksite Division                            8,520                (4,569)                3,777
        Strategic Alliance Division                             (6,177)               (6,698)               (1,018)
        AFAmeriLife Division                                     9,149                 3,077                 9,736
        Noninsurance operations                                     76                  (325)                  123
                                                       -------------------   -------------------   -------------------
                                                       $        54,668       $        27,183       $        45,111
                                                       ===================   ===================   ===================

Total assets:
     American Fidelity Education Services
        Division                                       $     1,755,149       $     1,574,785       $     1,485,950
     Association Worksite Division                             338,453               332,197               290,493
     Strategic Alliance Division                               140,132                92,664               190,988
     AFAmeriLife Division                                    1,293,756             1,144,732               980,839
     Noninsurance operations                                       210                   325                   288
                                                       -------------------   -------------------   -------------------
                                                       $     3,527,700       $     3,144,703       $     2,948,558
                                                       ===================   ===================   ===================

       See accompanying independent auditors' report.


                                      AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                                   Schedule IV - Reinsurance
                                         Years ended December 31, 2003, 2002, and 2001
                                                         (In thousands)
                                                                                                                   Percentage
                                                                Ceded             Assumed                           of amount
                                               Gross           to other         from other          Net              assumed
                                               amount         companies          companies         amount            to net
                                           --------------   ---------------   --------------   ---------------   -------------
Year ended December 31, 2003:
    Life insurance in force                $  20,778,408    $   13,826,874    $     106,936    $    7,058,470            1.52 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     124,539    $       95,564    $         497    $       29,472            1.69 %
       Accident and health insurance             488,584           119,240           15,676           385,020            4.07 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     613,123    $      214,804    $      16,173    $      414,492            3.90 %
                                           ==============   ===============   ==============   ===============   =============
Year ended December 31, 2002:
    Life insurance in force                $  20,638,283    $   12,804,611    $      62,287    $    7,895,959            0.79 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     121,468    $       91,350    $         256    $       30,374            0.84 %
       Accident and health insurance             466,847           144,106           13,684           336,425            4.07 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     588,315    $      235,456    $      13,940    $      366,799            3.80 %
                                           ==============   ===============   ==============   ===============   =============
Year ended December 31, 2001:
    Life insurance in force                $  19,912,796    $   12,137,102    $      48,531    $    7,824,225            0.62 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     117,870    $       89,167    $       4,708    $       33,411           14.09 %
       Accident and health insurance             405,482           137,336            5,951           274,097            2.17 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     523,352    $      226,503    $      10,659    $      307,508            3.47 %
                                           ==============   ===============   ==============   ===============   =============

       See accompanying independent auditors' report.





                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Independent Auditors' Report
         Statements of Assets and Liabilities as of December 31, 2003 Statements of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Years Ended December
           31, 2003 and 2002
         Financial Highlights
         Notes to Financial Statements

American Fidelity Assurance Company

         Independent Auditors' Report
         Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Income for the Years Ended December 31,
           2003, 2002 and 2001
         Consolidated Statements of Stockholder's Equity for the Years Ended
           December 31, 2003, 2002 and 2001
         Consolidated Statements of Cash Flows for the Years Ended December
          31, 2003, 2002 and 2001
         Notes to Consolidated Financial Statements
         Schedule III - Business Segment Information
         Schedule IV - Reinsurance


     (b) EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2 Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4 Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.5* Flexible Premium Variable and Fixed Deferred Annuity (fixed guaranteed minimum interest rate).

4.6* Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).

4.7*  403(b) Plan Loan Rider.

4.8*  403(b) Annuity Rider.

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to
      Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), as amended. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to
      Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.9 Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.10 Amendment No. 1 to Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.12 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.13 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.14 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001 (No. 333-25663).

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to Exhibit 8.15 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

9*    Opinion and Consent of Counsel.

10*   Consent of Independent Auditors.

99*   Organizational Chart of American Fidelity Assurance Company.

---------------

*     Filed herewith.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    -----------------------------------------

Lynda L. Cameron                       Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                     Chairman of the Board and Chief Executive
2000 N. Classen Boulevard              Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                     Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                     Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                     Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William A. Hagstrom                    Director
975 N.E. 10th St., BRC 411b
Oklahoma City, Oklahoma  73104

Charles R. Eitel                       Director
One Concourse Parkway, Suite 600
Atlanta, Georgia  30328

Theodore M. Elam                       Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                       Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                  Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                         Director
210 Park Ave., Ste. 230
Oklahoma City, Oklahoma  73102

Paula Marshall-Chapman                 Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                            President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                 Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 1, 2004, there were 15,833 non-qualified contract owners and 1,026 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address  Positions and Offices with Underwriter
-----------------------------------  -------------------------------------------

David R. Carpenter                   Director, Chairman, President, Chief
P.O. Box 25523                       Executive Officer, Treasurer, Chief
Oklahoma City, Oklahoma  73125       Financial Officer and Investment Company
                                     and Variable Contracts Products Principal

Marvin R. Ewy                        Director, Vice President, Secretary, and
P.O. Box 25523                       Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125       Products Principal

Nancy K. Steeber                     Director, Vice President, Chief Operations
P.O. Box 25523                       Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125       Contracts Products Principal

     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2003 were $613,362, representing the 0.10 Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 22, 2004.

                                 AMERICAN FIDELITY SEPARATE ACCOUNT B
                                   (Registrant)

                                 By:  American Fidelity Assurance Company
                                        (Depositor)


                                 By:      JOHN W. REX
                                          -------------------------------------
                                          John W. Rex, President

                                 AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                                 By:      JOHN W. REX
                                          -------------------------------------
                                          John W. Rex, President


     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex, as his true and lawful attorney-in-fact with full power to sign for him, in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2004.



Signature                           Title
---------                           -----

                                    Director
------------------------------
Lynda L. Cameron

                                    Chairman, Chief Executive Officer and
WILLIAM M. CAMERON                  Director (Principal Executive Officer)
------------------------------
William M. Cameron

                                    Executive Vice President and Treasurer
DAVID R. CARPENTER                  (Principal Financial and Accounting Officer)
------------------------------
David R. Carpenter


WILLIAM E. DURRETT                  Senior Chairman of the Board and Director
------------------------------
William E. Durrett


                                    Director
------------------------------
Charles R. Eitel


THEODORE M. ELAM                    Director
------------------------------
Theodore M. Elam


WILLIAM A. HAGSTROM                 Director
------------------------------
William A. Hagstrom


DAVID R. LOPEZ                      Director
------------------------------
David R. Lopez


                                    Director
------------------------------
Paula Marshall-Chapman


JOHN W. REX                         President and Director
------------------------------
John W. Rex


GALEN P. ROBBINS, M.D.              Director
------------------------------
Galen P. Robbins, M.D.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER          DESCRIPTION                      METHOD OF FILING
------          -----------                      ----------------

1    Resolution adopted by the Board of        Incorporated herein by reference
     American Fidelity Assurance Company
     authorizing the establishment of the
     Separate Account.

3    Principal Underwriters Agreement dated    Incorporated herein by reference
     July 14, 1997 between American Fidelity
     Assurance Company, on behalf of the
     Registrant, and American Fidelity
     Securities, Inc.

4.1  Flexible Premium Variable and Fixed       Incorporated herein by reference
     Deferred Annuity.

4.2  Loan Rider.                               Incorporated herein by reference

4.3  403(b) Annuity Rider.                     Incorporated herein by reference

4.4  Individual Retirement Annuity Rider.      Incorporated herein by reference

4.5  Flexible Premium Variable and Fixed       Filed herewith electronically
     Deferred Annuity (fixed guaranteed
     minimum interest rate).

4.6  Flexible Premium Variable and Fixed       Filed herewith electronically
     Deferred Annuity (variable guaranteed
     minimum interest rate).

4.7  403(b) Plan Loan Rider.                   Filed herewith electronically

4.8  403(b) Annuity Rider.                     Filed herewith electronically

5    Application Form.                         Incorporated herein by reference

6.1  Articles of Incorporation of American     Incorporated herein by reference
     Fidelity Assurance Company.

6.2  Amended and Restated Bylaws of American   Incorporated herein by reference
     Fidelity Assurance Company dated November
     24, 1997.

8.1 Fund Participation Agreement dated April Incorporated herein by reference 18, 1997 between American Fidelity
     Assurance Company and Merrill Lynch
     Variable Series Funds, Inc., as amended
     by Exhibit 4 thereto dated January 20,
     1999.

8.2 Amendment to Fund Participation Agreement Incorporated herein by reference between American Fidelity Assurance
     Company and Merrill Lynch Variable Series
     Funds, Inc. dated June 17, 2002.

8.3  Fund Participation Agreement dated May    Incorporated herein by reference
     13, 1997 between American Fidelity
     Assurance Company and each of Dreyfus
     Variable Investment Fund, The Dreyfus
     Socially Responsible Growth Fund, Inc.
     and Dreyfus Life and Annuity Index Fund,
     Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective
     January 1, 1999.

8.4 Amendment to Fund Participation Agreement Incorporated herein by reference dated May 13, 1997 between American
     Fidelity Assurance Company and each of
     Dreyfus Variable Investment Fund, The
     Dreyfus Socially Responsible Growth Fund,
     Inc. and Dreyfus Life and Annuity Index
     Fund, Inc. (d/b/a Dreyfus Stock Index
     Fund), as amended.

8.5 Amendment to Fund Participation Agreement Incorporated herein by reference between American Fidelity Assurance
     Company and each of Dreyfus Variable
     Investment Fund, The Dreyfus Socially
     Responsible Growth Fund, Inc. and Dreyfus
     Life and Annuity Index Fund, Inc. (d/b/a
     Dreyfus Stock Index Fund) dated June 3,
     2002.

8.6 Fund Participation Agreement and December Incorporated herein by reference 22, 1998 between Dual Strategy Fund and
     American Fidelity Assurance Company.

8.7  First Amendment to Fund Participation     Incorporated herein by reference
     Agreement dated December 22, 1998 between
     Dual Strategy Fund and American Fidelity
     Assurance Company.

8.8  Second Amendment to Fund Participation    Incorporated herein by reference
     Agreement between American Fidelity Dual
     Strategy Fund, Inc. and American Fidelity
     Assurance Company dated July 16, 2002.

8.9  Shareholder Services Agreement dated      Incorporated herein by reference
     February 16, 2001 between American
     Fidelity Assurance Company and American
     Century Investment Services, Inc.

8.10 Amendment No. 1 to Shareholder Services   Incorporated herein by reference
     Agreement dated February 16, 2001 between
     American Fidelity Assurance Company and
     American Century Investment Services,
     Inc.

8.11 Amendment No. 2 to Shareholder Services   Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company and American Century
     Investment Management, Inc. dated June
     27, 2002.

8.12 Fund Participation Agreement dated April Incorporated herein by reference 10, 2001 between American Fidelity
     Assurance Company, Neuberger Berman
     Advisers Management Trust and Neuberger
     Berman Management, Inc.

8.13 Amendment No. 1 to Fund Participation     Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company, Neuberger Berman
     Advisers Management Trust and Neuberger
     Berman Management Inc. dated June 27,
     2002.

8.14 Fund Participation Agreement dated April Incorporated herein by reference 20, 2001 between American Fidelity
     Assurance Company and Federated
     Securities Corp.

8.15 Amendment No. 1 to Fund Participation     Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company and Federated Insurance
     Series and Federated Securities Corp.
     dated June 27, 2002.

9    Opinion and Consent of Counsel.           Filed herewith electronically

10   Consent of Independent Auditors.          Filed herewith electronically

99 Organizational Chart of American Fidelity Filed herewith electronically Assurance Company.